UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5295

DREYFUS CASH MANAGEMENT PLUS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 1/31

Date of reporting period: 1/31/04

SSL-DOCS2 70128344v10

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
Cash Management
Funds

Contents

The Funds

Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax-Exempt)	5
Statements of Investments	7
Statements of Assets and Liabilities	40
Statements of Operations	42
Statements of Changes in Net Assets	44
Financial Highlights	48
Notes to Financial Statements	57
Report of Independent Auditors	61
Important Tax Information	62
Board Members Information	63
Officers of the Funds	64
For More Information

Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

• Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

LETTER TO SHAREHOLDERS
Dear Shareholder:
Dreyfus Cash Management Funds

We present the annual report for Dreyfus Cash Management Funds (Taxable). For the 12-month period ended January 31, 2004, the six Dreyfus Cash Management Funds (Taxable) produced the following yields and effective yields:1

		Effective
	Yield (%)	Yield (%)

Dreyfus Cash Management
Institutional Shares	0.99	0.99
Investor Shares	0.73	0.74
Administrative Shares	0.88	0.89
Participant Shares	0.59	0.59

Dreyfus Cash Management Plus, Inc.
Institutional Shares	1.05	1.06
Investor Shares	0.80	0.81
Administrative Shares	0.95	0.96
Participant Shares	0.65	0.66

Dreyfus Government Cash Management
Institutional Shares	1.02	1.03
Investor Shares	0.77	0.78
Administrative Shares	0.92	0.93
Participant Shares	0.62	0.63

Dreyfus Government Prime Cash Management
Institutional Shares	0.94	0.94
Investor Shares	0.69	0.69
Administrative Shares	0.84	0.84
Participant Shares	0.54	0.54

Dreyfus Treasury Cash Management
Institutional Shares	0.92	0.93
Investor Shares	0.68	0.68
Administrative Shares	0.82	0.83
Participant Shares	0.53	0.53

Dreyfus Treasury Prime Cash Management
Institutional Shares	0.92	0.92
Investor Shares	0.67	0.67
Administrative Shares	0.82	0.82
Participant Shares	0.52	0.52

Economic and Market Environment

Despite 12 reductions of short-term interest rates by the Federal Reserve Board (the “Fed”) since January 2001, the economy continued to struggle when the reporting period began on February 1, 2003, as the impending war in Iraq caused businesses and con-

The Funds

sumers to continue to postpone spending. As a result, U.S. gross domestic product (“GDP”) grew at a disappointing 1.4% annualized rate during the first quarter of the year.

However, the economic outlook began to improve in late March, after it became clear that major combat in Iraq would be over quickly. As investors became more optimistic, money market yields rose at the longer end of the curve.

In May, the manufacturing sector began to show signs of more sustainable improvement, and consumer confidence rebounded. These encouraging signs were supported by gains in the stock market, low inflation, moderating oil prices, rising productivity and new tax cuts. However, at its May meeting the Fed cautioned that economic risks were “weighted toward weakness for the foreseeable future.” Although the economy expanded at a greater than expected 3.3% annualized rate during the second quarter, the unemployment rate climbed to 6.4%, its highest level in nine years. To stimulate greater growth and forestall potential deflationary pressures, in late June the Fed reduced the federal funds rate to 1%, a 45-year low.

In July, new signs of economic strength created a sudden shift in investor sentiment amid concerns that rising inflation and a ballooning federal budget deficit might lead to higher interest rates. Although prices of longer-term bonds plunged, and yields rose, money market yields remained relatively steady, anchored at the short end of the curve by the 1% federal funds rate.

The economy continued to improve in the fall as it became clearer that business investment and consumer spending were rebounding, even as inflation remained well under control. Jobless claims dropped in September to their lowest level in eight months, and sales at department stores rose as consumers spent their tax refunds. It was later estimated that the economy grew at a robust 8.2% annualized rate during the third quarter of 2003.
The Funds
3

LETTER TO SHAREHOLDERS (continued)
4

Economic indicators in October and November provided more evidence of an improving economy, including an encouraging increase in the number of jobs in the U.S. economy and a decrease in the unemployment rate to 6.0% . Orders for durable goods rose more strongly in November, suggesting that business investment was finally contributing in a meaningful way to the recovery, and consumer confidence advanced to its highest level in more than a year. As a result, yields of most longer-dated U.S.Treasury securities began to rise.

As was widely expected, the Fed held the federal funds rate unchanged at its meeting in early December, and it reiterated its commitment to keeping borrowing rates low for “a considerable period.” By year-end, new statistical data further confirmed that an economic recovery was well underway.The housing market remained strong, and the labor market improved modestly. At the same time, a drop in the Consumer Price Index validated the perception that inflation remained well under control.The U.S. Commerce Department later estimated that GDP grew at a 4.0% annualized rate during the fourth quarter of 2003, which was slightly weaker than the consensus forecast at the time.

While the Fed continued to maintain its accommodative monetary policy at its meeting in late January 2004, it noted that U.S. economic output was expanding briskly, and it attributed its decision to leave short-term interest rates unchanged to its ability to “be patient in removing its policy accom-modation.”Although some analysts believed that this change in wording signalled a probable move to higher rates sometime in 2004, we believe that the timing of any such increase is far from certain. Indeed, despite a drop in the unemployment rate to 5.6% in January 2004, the number of new jobs created by the strengthening economy remained relatively modest. In addition, with slack remaining in U.S. manufacturing capacity, we believe that the Fed may be able to be patient for a while longer before it feels compelled to raise short-term interest rates.
Portfolio Focus

For much of the reporting period, we maintained the weighted average maturity of each portfolio in a range longer than that of each fund’s respective peer group average. We recently reduced the weighted average maturity in order to manage the risks of potentially rising interest rates in a recovering economy. Of course, we are prepared to adjust our strategies as economic and market conditions evolve.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.An investment in each fund is not insured or guaranteed by the FDIC or the U.S. government.Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

LETTER TO SHAREHOLDERS
Dear Shareholder:

We present the annual report for Dreyfus Cash Management Funds (Tax Exempt). For the 12-month period ended January 31, 2004, the three Dreyfus Cash Management Funds (Tax Exempt) produced the following yields and effective yields:1

		Effective
	Yield (%)	Yield (%)

Dreyfus Municipal Cash Management Plus
Institutional Shares	0.92	0.93
Investor Shares	0.68	0.68
Administrative Shares	0.82	0.83
Participant Shares	0.52	0.53

Dreyfus New York Municipal Cash Management
Institutional Shares	0.88	0.88
Investor Shares	0.63	0.63
Administrative Shares	0.78	0.79
Participant Shares	0.48	0.48

Dreyfus Tax Exempt Cash Management
Institutional Shares	0.90	0.90
Investor Shares	0.65	0.65
Administrative Shares	0.80	0.80
Participant Shares	0.50	0.50

Economic and Market Environment

At the start of the reporting period, the U.S. economy remained mired in persistent weakness. Rising geopolitical tensions, the war on terrorism, corporate accounting and oversight scandals, restrained spending by corporations and a declining stock market combined to hinder economic growth. However, Congress enacted a number of stimulative tax cuts in the spring, and investors began to look forward to a resumption of economic growth. Indeed, investor confidence began to improve, and the stock market began to rally well before the economy showed tangible signs of improvement.

While a brighter economic outlook typically would put upward pressure on interest rates and tax-exempt money market yields, yields remained low as many investors anticipated further interest-rate reductions from the Federal Reserve Board (the “Fed”). These expectations were fulfilled in late June, when the Fed, citing potential deflationary pressures and rising unemployment, cut the federal funds rate by another 25 basis points to 1%, a 45-year low.

When more evidence of sustainable economic growth emerged during the summer of 2003, longer-term bond yields rose. However, because money market yields were anchored by the 1% federal funds rate, yields of tax-exempt money market securities remained relatively stable. In fact, until the end of the reporting period, the Fed repeatedly affirmed its commitment to an accommodative monetary policy by stating that it intended to keep interest rates low “for a considerable period.”

The tax-exempt money markets also were influenced by the diminishing financial condition of many states and municipalities. Faced with declining tax revenues in the weak economy, state and local governments increasingly turned to the tax-exempt money markets, issuing fixed-rate notes to balance their current-year budgets. In addition, many municipalities refinanced old debt at lower rates, further boosting the supply of newly issued securities. Since a greater volume of tax-exempt money market instruments competed for investor interest, their after-tax yields, as a percentage of comparable-term taxable securities, remained relatively high compared with historical norms. In fact, for much of the fourth quarter of 2003, tax-exempt money market yields exceeded the yields of comparable-term taxable securities.

Due to encouraging signs of a more robust U.S. economy, we remain optimistic that short-term interest rates have bottomed, and that we may begin to see more opportunities for higher yields.Although fiscal challenges remain for New York, we have begun to see signs of higher tax revenue now that a stronger economy and better business conditions on Wall Street are benefiting the New York City and New York state economic base.
The Funds
5

LETTER TO SHAREHOLDERS (continued)
6
Portfolio Focus

For much of the reporting period, we maintained the funds’ weighted average maturities in a range we considered to be longer than average, which enabled us to capture incrementally higher yields from fixed-rate instruments. We purchased insured municipal bonds, notes and commercial paper with maturities in the three- to nine-month range.2 We attempted to stagger the maturities of these holdings to construct a “laddered” portfolio in which holdings mature in stages, a strategy designed to protect the funds from unexpected movements in interest rates. Because of their low prevailing yields, we generally reduced the funds’ exposure to variable-rate demand notes (VRDNs), on which yields are reset daily or weekly.

During the latter part of the reporting period, we reduced the funds’ weighted average maturities to position them for seasonal factors that typically affect tax-exempt money market instruments toward year-end and to increase the liquidity in the portfo-lio.We started 2004 with a weighted average maturity for each fund that was slightly longer than the fund’s respective peer group averages, as the first few months of a new year typically produce a limited volume of new issuance.The latest economic statistics suggest that short-term interest rates should remain low for the foreseeable future. Of course, we are prepared to adjust our strategies as economic and market conditions evolve.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. For the national funds, income may be subject to state and local taxes. For the New York fund, income may be subject to state and local taxes for out-of-state residents. For each fund, some income may be subject to the federal alternative minimum tax (AMT).An investment in each fund is not insured or guaranteed by the FDIC or the U.S. government.Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

2 Insurance on individual portfolio securities extends to the repayment of principal and the payment of interest in the event of default. It does not extend to the market value of the portfolio securities or the value of the funds’ shares.

STATEMENT OF INVESTMENTS January 31, 2004

	Principal
Dreyfus Cash Management	Amount ($)	Value ($)

Commercial Paper—36.2%

Abbey National North America LLC
1.04%, 2/2/2004	500,000,000	499,985,556
ABN-AMRO North America Finance Inc.
1.15%, 6/15/2004	100,000,000	99,571,375
Bank of America Corp.
1.03%, 3/22/2004	250,000,000	249,642,361
Danske Corp. Inc.
1.12%, 7/6/2004	150,000,000	149,278,500
Deutsche Bank Financial LLC
1.02%, 2/2/2004	500,000,000	499,985,833
GE Capital International Funding Inc.
1.04%-1.10%, 2/19/2004-4/14/2004	200,000,000 a	199,656,167
General Electric Capital Corp.
1.12%-1.24%, 4/8/2004-7/9/2004	350,000,000	348,600,541
General Electric Co.
1.03%, 2/10/2004-2/11/2004	500,000,000	499,864,097
ING U..S Funding LLC
1.19%, 6/1/2004	40,000,000	39,841,356
Lehman Brothers Holdings Inc.
1.17%-1.21%, 6/1/2004-8/5/2004	125,000,000	124,446,834
Prudential Funding LLC
1.01%, 2/2/2004	473,000,000	472,986,730
Sigma Finance Inc.
1.15%, 7/6/2004-7/7/2004	250,000,000 a	248,758,083
Societe Generale N.A. Inc.
1.09%, 2/5/2004	100,000,000	99,987,944
Stadshypotek Delaware Inc.
1.10%-1.11%, 2/18/2004-2/19/2004	200,000,000 a	199,892,583
UBS Finance Delaware LLC
1.01%, 2/2/2004	300,000,000	299,991,583
Total Commercial Paper
(cost $4,032,489,543)		4,032,489,543

Corporate Notes—4.6%

Lehman Brothers Holdings Inc.
1.05%, 10/8/2004	100,000,000 b	100,000,000
Sigma Finance Inc.
1.06%-1.07%, 1/26/2005-2/14/2005	210,000,000 a,b	210,008,356
U..S Bank N.A.
1.05%, 3/15/2004	200,000,000 b	199,997,663
Total Corporate Notes
(cost $510,006,019)		510,006,019

The Funds
7

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Promissory Notes—3.5%

Goldman Sachs Group Inc.
1.22%-1.36%, 7/21/2004-12/16/2004
(cost $385,000,000)	385,000,000 c	385,000,000

Short Term Bank Notes—7.8%

Bank of America N.A.
1.07%, 12/8/2004	250,000,000 b	250,000,000
Bank One N.A.
1.05%, 2/24/2004	275,000,000 b	274,998,257
M&I Marshall & Ilsley Bank
1.05%, 6/17/2004	100,000,000 b	99,996,227
National City Bank
1.06%, 2/23/2004	250,000,000 b	249,999,238
Total Short Term Bank Notes
(cost $874,993,722)		874,993,722

U.S. Government Agencies—20.6%

Federal Home Loan Banks, Floating Rate Notes
1.025%, 7/15/2005	250,000,000 b	249,872,263
Federal Home Loan Mortgage Corporation, Discount Notes
1.14%, 3/1/2004-5/20/2004	128,409,000	128,217,818
Federal Home Loan Mortgage Corporation, Notes
1.29%, 11/2/2004	200,000,000	200,000,000
Federal National Mortgage Association, Floating Rate Notes
1.01%-1.03%, 6/17/2004-1/10/2005	350,000,000 b	349,888,767
Federal National Mortgage Association, Notes
1.02%-1.52%, 2/5/2004-2/25/2005	1,347,500,000	1,347,500,000
Student Loan Marketing Association, Notes
1.02%, 7/21/2004	25,000,000	25,000,000
Total U.S. Government Agencies
(cost $2,300,478,848)		2,300,478,848

8

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Time Deposits—30.0%

Branch Banking & Trust Co. (Grand Cayman)
1.03%, 2/2/2004	346,000,000	346,000,000
Fifth Third Bank (Grand Cayman)
1.02%, 2/2/2004	500,000,000	500,000,000
M&T Bank (Grand Cayman)
1.03%, 2/2/2004	500,000,000	500,000,000
Regions Bank (Grand Cayman)
1.02%, 2/2/2004	500,000,000	500,000,000
South Trust Bank (Grand Cayman)
1.02%, 2/2/2004	500,000,000	500,000,000
State Street Bank & Trust Co. (Grand Cayman)
1.03%, 2/2/2004	500,000,000	500,000,000
Wells Fargo Bank N.A. (Grand Cayman)
1.03%, 2/2/2004	500,000,000	500,000,000
Total Time Deposits
(cost $3,346,000,000)		3,346,000,000

Total Investments (cost $11,448,968,132)	102.7%	11,448,968,132
Liabilities, Less Cash and Receivables	(2.7%)	(301,322,629)
Net Assets	100.0%	11,147,645,503

a Securities exempt from registration, under Rule 144A of the Securities Act of 1933.These securities may be resold in transacations exempt from registration, normally to qualified institutional buyers.At January 31,2004, these securities amounted to $858,315,189 or 7.7% of net assets. b Variable interest rate—subject to periodic change. c These notes were acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public resale.These securities were acquired from 7/23/2003 to 1/21/2004 at a cost of $385,000,000. At January 31, 2004, the aggregate value of these securities was $385,000,000 representing 3.5% of net assets and are valued at amortized cost.

See notes to financial statements.
The Funds
9

STATEMENT OF INVESTMENTS January 31, 2004

	Principal
Dreyfus Cash Management Plus, Inc.	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—30.2%

Abbey National Treasury Services PLC
1.06%, 2/18/2004	50,000,000 a	49,999,706
American Express Centurion Bank
1.04%, 2/9/2004	150,000,000	150,000,000
BNP Paribas (London)
1.20%, 5/19/2004	200,000,000	200,005,928
BNP Paribas (Yankee)
1.05%—1.06%, 3/10/2004—6/7/2004	400,000,000 a	399,986,830
Credit Agricole Indosuez (Yankee)
1.06%, 3/15/2004—3/31/2004	600,000,000 a	599,987,711
Credit Lyonnais N.A. Inc. (Yankee)
1.06%, 6/7/2004	250,000,000 a	249,982,412
Dresdner Bank AG (Yankee)
1.04%, 2/9/2004	200,000,000	200,000,000
HBOS Treasury Services PLC (London)
1.10%, 2/24/2004	500,000,000	500,003,185
Natexis Banques Populares (Yankee)
1.10%—1.27%, 2/25/2004—10/25/2004	450,000,000	449,999,335
Norddeutsche Landesbank Girozentrale (Yankee)
1.28%, 4/14/2004	200,000,000 a	199,994,001
Societe Generale (Yankee)
1.05%, 3/8/2004	250,000,000 a	249,997,513
Svenska Handelsbanken (Yankee)
1.04%, 2/9/2004	100,000,000	100,000,000
Swedbank (Yankee)
1.06%, 2/3/2005	200,000,000 a	199,969,880
Toronto-Dominion Bank (Yankee)
1.06%, 2/24/2004	300,000,000 a	299,999,051
Unicredito Italiano SPA (London)
1.15%, 7/6/2004	337,000,000	337,007,259
Wachovia Bank N.A.
1.05%, 2/7/2005	200,000,000 a	200,000,000
Wells Fargo Bank N.A.
1.03%—1.04%, 2/2/2004—2/9/2004	600,000,000	600,000,000
Westdeutsche Landesbank Girozentrale (Yankee)
1.22%, 6/1/2004	100,000,000	100,000,000
Westdeutsche Landesbank Girozentrale (Yankee)
1.07%, 3/8/2004	350,000,000 a	350,000,000
Total Negotiable Bank Certificates of Deposit
(cost $5,436,932,811)		5,436,932,811

10

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Commercial Paper—15.1%

Abbey National North America LLC
1.04%, 2/2/2004	150,000,000	149,995,667
Alliance & Leicester PLC
1.15%, 6/18/2004	150,000,000 b	149,341,625
Amsterdam Funding Corp.
1.03%, 2/10/2004—2/13/2004	200,000,000	199,939,916
Deutsche Bank Financial LLC
1.02%, 2/2/2004	350,000,000	349,990,083
GE Capital International Funding Inc.
1.21%, 6/2/2004	200,000,000 b	199,186,667
General Electric Capital Corp.
1.12%—1.14%, 3/5/2004—4/8/2004	600,000,000	599,069,500
Norddeutsche Landesbank Luxembourg
1.04%, 2/5/2004	63,200,000	63,192,697
Nordea North America Inc.
1.04%, 2/10/2004	123,700,000	123,667,838
PB Finance (DE) Inc
1.05%, 2/9/2004	70,000,000	69,983,667
Preferred Receivables Funding Corp.
1.03%, 2/10/2004	50,000,000 b	49,987,125
Stadshypotek Delaware Inc.
1.03%, 2/9/2004	50,000,000 b	49,988,556
Svenska Handelsbanken Inc.
1.03%, 2/9/2004	250,000,000	249,942,778
UBS Finance (DE) LLC
1.01%, 2/2/2004	350,000,000	349,990,181
Windmill Funding Corp.
1.03%, 2/9/2004—2/13/2004	120,000,000 b	119,963,092
Total Commercial Paper
(cost $2,724,239,392)		2,724,239,392

Corporate Notes—8.3%

Bear Stearns Cos. Inc.
1.06%, 1/20/2005	100,000,000 a	100,000,000
Lehman Brothers Holdings Inc.
1.02%, 4/1/2004	32,322,000	32,615,030
Nordea Bank Finland PLC
1.05%, 5/21/2004	150,000,000 a	149,993,238
Societe Generale N.A. Inc.
1.05%—1.06%, 2/13/2004—2/18/2004	675,000,000 a	674,998,382

The Funds
11

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Corporate Notes (continued)

U.S. Bank N.A.
1.05%, 3/15/2004	200,000,000 a	199,997,626
Wells Fargo Bank N.A.
1.05%, 5/21/2004	225,000,000 a	224,993,270
Westdeutsche Landesbank Girozentrale
1.08%, 1/14/2005	110,000,000 a	109,984,207
Total Corporate Notes
(cost $1,492,581,753)		1,492,581,753

Promissory Notes—4.8%

Goldman Sachs Group Inc.
1.21%—1.50%, 4/14/2004—12/16/2004
(cost $870,000,000)	870,000,000 c	870,000,000

Short Term Bank Notes—3.2%

BNP Paribas
1.06%, 6/16/2004	400,000,000 a	399,970,035
M&I Marshall & Isley Bank
1.05%, 3/12/2004	125,000,000 a	124,997,934
National City Bank
1.08%, 2/23/2004	50,000,000 a	50,003,041
Total Short Term Bank Notes
(cost $574,971,010)		574,971,010

U.S. Government Agencies—24.8%

Federal Home Loan Banks, Floating Rate Notes
1.06%, 7/15/2005	300,000,000 a	299,846,715
Federal Home Loan Banks, Notes
1.06%, 7/14/2004	500,000,000	500,000,000
Federal Home Loan Mortgage Corp., Discount Notes
1.16%, 5/20/2004	100,000,000	99,651,049
Federal Home Loan Mortgage Corp., Notes
1.38%, 11/3/2004	250,000,000	250,000,000
Federal National Mortgage Association, Notes
1.03%—1.51%, 2/5/2004—2/25/2005	3,308,000,000	3,308,000,000
Total U.S. Government Agencies
(cost $4,457,497,764)		4,457,497,764

12

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Time Deposits—18.5%

Branch Banking & Trust Co. Inc. (Grand Cayman)
1.02%, 2/2/2004	500,000,000	500,000,000
Danske Bank AS (Grand Cayman)
1.03%, 2/2/2004	500,000,000	500,000,000
Fifth Third Bank (Grand Cayman)
1.04%, 2/2/2004	400,000,000	400,000,000
Fortis Bank (Grand Cayman)
1.03%, 2/2/2004	700,000,000	700,000,000
Royal Bank Of Canada (Grand Cayman)
1.03%, 2/2/2004	500,000,000	500,000,000
South Trust Bank (Grand Cayman)
1.03%, 2/2/2004	22,000,000	22,000,000
State Street Bank & Trust Co. (Grand Cayman)
1.03%, 2/2/2004	500,000,000	500,000,000
Swedbank (Grand Cayman)
1.03%, 2/2/2004	200,000,000	200,000,000
Total Time Deposits
(cost $3,322,000,000)		3,322,000,000

Total Investments (cost $18,878,222,730)	104.9%	18,878,222,730

Liabilities, Less Cash and Receivables	(4.9%)	(890,152,137)

Net Assets	100.0%	17,988,070,593

a Variable interest rate—subject to periodic change. b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2004, these securities amounted to $568,467,065 or 3.2% of net assets and are valued at amortized cost. c These notes were acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public resale.These securities were acquired from 10/16/2003 to 1/21/2004 at a cost of $870,000,000. At January 31, 2004, the aggregate value of these securities was $870,000,000 representing 4.8% of net assets and are valued at amortized cost.

See notes to financial statements.
The Funds
13

STATEMENT OF INVESTMENTS January 31, 2004

	Annualized
	Yield on
	Date of		Principal
Dreyfus Government Cash Management	Purchase (%)		Amount ($)	Value ($)

U.S. Treasury Bills— .5%

2/12/2004
(cost $41,529,973)	.79		41,540,000	41,529,973

U.S. Government Agencies—98.6%

Federal Farm Credit Banks, Consolidated Systemwide Floating Rate Notes
3/16/2004	1.02	a	100,000,000	99,997,587
3/30/2004	1.00	a	200,000,000	199,993,638
7/14/2004	1.02	a	300,000,000	300,000,000
8/3/2004	1.02	a	25,000,000	24,998,732
9/27/2004	1.02	a	150,000,000	149,980,445
11/8/2004	1.03	a	75,000,000	74,985,566
12/2/2004	1.02	a	230,000,000	229,961,667
12/3/2004	1.02	a	75,000,000	74,984,253
2/8/2005	1.04	a	50,000,000	50,000,000
4/15/2005	1.04	a	125,000,000	124,984,979
Federal Home Loan Banks, Discount Notes
2/2/2004	.95		500,000,000	499,986,805
2/18/2004	.98		111,233,000	111,181,786
3/10/2004	1.09		150,000,000	149,829,000
3/12/2004	1.09		150,000,000	149,820,000
4/12/2004	1.02		200,000,000	199,597,667
6/2/2004	1.13		13,184,000	13,133,959
6/4/2004	1.13		49,900,000	49,707,497
Federal Home Loan Banks, Floating Rate Notes
7/30/2004	1.01	a	350,000,000	350,000,000
8/19/2004	1.03	a	300,000,000	299,975,342
11/24/2004	1.02	a	400,000,000	399,934,940
12/2/2004	1.02	a	100,000,000	100,004,222
12/15/2004	1.02	a	250,000,000	249,983,645
4/7/2005	1.05	a	85,000,000	84,999,933
Federal Home Loan Banks, Notes
7/6/2004	1.22		500,000,000	500,000,000
7/30/2004	1.16		100,000,000	100,000,000
10/15/2004	1.12		10,000,000	10,173,781
12/15/2004	1.37		44,570,000	44,844,795
12/20/2004	1.48		75,000,000	75,000,000
Federal Home Loan Mortgage Corporation, Discount Notes
6/15/2004	1.14		55,000,000	54,766,938
Federal Home Loan Mortgage Corporation, Floating Rate Notes
2/15/2004	1.17	a	83,385,000	83,527,202
5/15/2004	1.13	a	200,000,000	202,183,700
Federal Home Loan Mortgage Corporation, Notes
8/9/2004	1.19		200,000,000	200,000,000
11/16/2004	1.42		150,000,000	150,000,000
Federal National Mortgage Association, Discount Notes
6/2/2004	1.11		272,513,000	271,497,132
6/25/2004	1.08		25,000,000	24,892,257
11/12/2004	1.36		250,000,000	247,347,917

14

	Annualized
	Yield on
	Date of		Principal
Dreyfus Government Cash Management (continued)	Purchase (%)		Amount ($)	Value ($)

U.S. Government Agencies (continued)

Federal National Mortgage Association, Floating Rate Notes
2/13/2004	1.17	a	213,786,000	214,059,422
6/17/2004	1.01	a	150,000,000	149,982,997
9/17/2004	1.03	a	250,000,000	249,945,113
10/7/2004	1.03	a	200,000,000	199,959,071
10/28/2004	1.03	a	166,000,000	165,963,090
3/10/2005	1.02	a	100,000,000	100,000,000
Federal National Mortgage Association, Notes
11/30/2004	1.48		100,000,000	100,000,000
10/18/2004	1.28		260,000,000	260,000,000
12/3/2004	1.50		250,000,000	250,000,000
2/7/2005	1.49		50,000,000	50,000,000
2/11/2005	1.36		200,000,000	200,000,000
2/25/2005	1.40		113,500,000	113,500,000
Student Loan Marketing Association, Discount Notes
2/4/2004	.94		100,000,000	99,992,167
Total U.S. Government Agencies
(cost $8,105,677,245)				8,105,677,245

Repurchase Agreement—2.1%

Goldman Sachs & Co.
dated 1/30/2004, due 2/2/2004 in the amount of $174,213,065
(fully collateralized by $273,783,649 U.S. Treasury Strips,
due 5/15/2012 to 5/15/2016, value $177,684,000)
(cost $174,200,000)	.90		174,200,000	174,200,000

Total Investments
(cost $8,321,407,218)			101.2%	8,321,407,218

Liabilities, Less Cash and Receivables			(1.2%)	(98,521,953)

Net Assets			100.0%	8,222,885,265

a Variable interest rate—subject to periodic change. See notes to financial statements.
The Funds
15

STATEMENT OF INVESTMENTS January 31, 2004

	Annualized
	Yield on
	Date of		Principal
Dreyfus Government Prime Cash Management	Purchase (%)		Amount ($)	Value ($)

U.S. Treasury Bills—17.6%

2/19/2004	1.02		50,000,000	49,974,750
4/29/2004	.90		50,000,000	49,891,250
5/20/2004	1.02		30,000,000	29,907,804
7/1/2004	1.00		50,000,000	49,791,326
Total U.S. Treasury Bills
(cost $179,565,130)				179,565,130

U.S. Treasury Notes—2.5%

2.25%, 7/31/2004
(cost $25,139,334)	1.01		25,000,000	25,139,334

U.S. Government Agencies—79.8%

Federal Farm Credit Banks, Consolidated Systemwide Floating Rate Notes
3/30/2004	1.00	a	50,000,000	49,998,410
7/14/2004	1.01	a	100,000,000	100,000,000
11/8/2004	1.03	a	25,000,000	24,995,189
12/3/2004	1.02	a	25,000,000	24,994,751
4/15/2005	1.04	a	50,000,000	49,993,992
Federal Home Loan Banks, Discount Notes
2/6/2004	1.10		25,000,000	24,996,215
2/13/2004	1.10		25,572,000	25,562,709
4/12/2004	1.02		50,000,000	49,899,417
4/14/2004	.98		25,000,000	24,950,319
4/21/2004	1.00		50,000,000	49,889,444
4/30/2004	1.11		50,000,000	49,864,028
Federal Home Loan Banks, Notes
11/15/2004	1.13		5,605,000	5,640,878
12/3/2004	1.45		25,000,000	25,000,000
12/20/2004	1.48		25,000,000	25,000,000
Student Loan Marketing Association, Discount Notes
2/2/2004	.95		205,690,000	205,684,572
Student Loan Marketing Association, Notes
7/21/2004	1.02		25,000,000	25,000,000
Tennessee Valley Authority, Discount Notes
2/12/2004	.94		30,000,000	29,991,383
3/4/2004	.91		20,000,000	19,983,822
Total U.S. Government Agencies
(cost $811,445,129)				811,445,129

Total Investments (cost $1,016,149,593)			99.9%	1,016,149,593

Cash and Receivables (Net)			.1%	1,223,617

Net Assets			100.0%	1,017,373,210

a Variable interest rate—subject to periodic change. See notes to financial statements.
16

STATEMENT OF INVESTMENTS January 31, 2004

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—26.9%

2/5/2004	.76	800,000,000	799,932,222
2/12/2004	.75	350,000,000	349,919,792
3/25/2004	.80	1,975,000	1,972,674
5/13/2004	1.06	125,000,000	124,628,125
Total U.S. Treasury Bills
(cost $1,276,452,813)			1,276,452,813

U.S. Treasury Notes—31.7%

3.00%, 2/29/2004	1.15	280,000,000	280,403,942
3.625%, 3/31/2004	1.22	58,000,000	58,218,391
3.375%, 4/30/2004	1.00	225,000,000	226,284,032
5.25%, 5/15/2004	1.01	50,000,000	50,604,792
3.25%, 5/31/2004	1.09	200,000,000	201,385,454
2.875%, 6/30/2004	1.02	200,000,000	201,510,403
2.25%, 7/31/2004	.92	175,000,000	176,035,454
2.125%, 8/31/2004	1.17	120,000,000	120,632,617
1.875%, 9/30/2004	1.08	40,000,000	40,201,694
2.00%, 11/30/2004	1.40	150,000,000	150,696,070
Total U.S. Treasury Notes
(cost $1,505,972,849)			1,505,972,849

Repurchase Agreements—41.2%

ABN AMRO Inc.
dated 1/30/2004, due 2/2/2004 in the amount
of $500,040,000 (fully collateralized by
$375,273,000 U..S Treasury Notes, 1.25%-7.00%,
due from 2/28/2005-11/15/2013, $75,000,000 U.S.
Treasury Bonds, 3.875%-11.25%, due from 2/15/2015-
4/15/2029 and $800,000 U.S. Treasury Bills, due
6/3/2004, value $510,000,908)	.96	500,000,000	500,000,000
Bank of America N.A.
dated 1/30/2004, due 2/2/2004 in the amount
of $200,016,000 (fully collateralized by
$200,125,000 U..S Treasury Notes, 2.875%-7.25%,
due 5/15/2004-6/30/2004, value $204,429,125)	.96	200,000,000	200,000,000
Barclays Capital Inc.
dated 1/30/2004, due 2/2/2004 in the amount
of $500,039,583 (fully collateralized by
$114,285,000 U.S. Treasury Notes, 3.00%,
due 1/31/2004 and $395,821,000 U..S
Treasury Bills, due 7/15/2004, value $510,000,869)	.95	500,000,000	500,000,000
Goldman, Sachs & Co.
dated 1/30/2004, due 2/2/2004 in the amount
of $67,622,071 (fully collateralized by
$69,186,000 U.S. Treasury Bills, due 6/3/2004,
value $68,969,448)	.90	67,617,000	67,617,000

The Funds
17

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)

J..P Morgan Securities Inc.
dated 1/30/2004, due 2/2/2004 in the amount
of $185,014,492 (fully collateralized by
$186,143,000 U..S Treasury Notes, 3.25%,
due 5/31/2004, value $188,562,859)	.94	185,000,000	185,000,000
UBS Warburg, Inc.
dated 1/30/2004, due 2/2/2004 in the amount
of $500,040,000 (fully collateralized by
$511,792,000 U..S Treasury Bills,
due 6/3/2004, value $509,744,832)	.96	500,000,000	500,000,000
Total Repurchase Agreements
(cost $1,952,617,000)			1,952,617,000

Total Investments (cost $4,735,042,662)		99.8%	4,735,042,662
Cash and Receivables (Net)		.2%	8,798,634
Net Assets		100.0%	4,743,841,296

See notes to financial statements.
18

STATEMENT OF INVESTMENTS January 31, 2004

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—65.0%

2/5/2004	.93	123,136,000	123,123,344
2/12/2004	1.02	653,000,000	652,798,955
2/19/2004	.78	11,005,000	11,000,708
2/26/2004	.76	20,000,000	19,989,444
3/4/2004	.93	200,000,000	199,834,667
3/11/2004	.99	100,000,000	99,892,750
3/18/2004	.98	50,000,000	49,937,389
3/25/2004	.84	187,609,000	187,378,094
4/1/2004	.89	62,883,000	62,789,723
4/15/2004	.88	30,902,000	30,846,410
4/22/2004	.85	19,870,000	19,831,999
4/29/2004	1.01	150,000,000	149,631,500
7/1/2004	1.00	100,000,000	99,583,701
7/22/2004	.95	150,000,000	149,322,750
Total U.S. Treasury Bills
(cost $1,855,961,434)			1,855,961,434

U.S. Treasury Notes—33.6%

3.00%, 2/29/2004	.96	186,384,000	186,678,485
3.625%, 3/31/2004	.92	60,000,000	60,258,352
3.375%, 4/30/2004	1.14	200,000,000	201,072,652
5.25%, 5/15/2004	1.10	150,000,000	151,771,292
2.25%, 7/31/2004	1.01	75,000,000	75,417,499
6.00%, 8/15/2004	1.01	180,000,000	184,581,256
2.00%, 11/30/2004	1.36	100,000,000	100,494,452
Total U.S. Treasury Notes
(cost $960,273,988)			960,273,988

Total Investments (cost $2,816,235,422)		98.6%	2,816,235,422

Cash and Receivables (Net)		1.4%	38,782,606

Net Assets		100.0%	2,855,018,028

See notes to financial statements.
The Funds
19

STATEMENT OF INVESTMENTS

January 31, 2004

Principal
Dreyfus Municipal Cash Management Plus	Amount ($)	Value ($)

Tax Exempt Investments—102.2%

Alabama—3.0%

Columbia Industrial Development Board, PCR, Refunding VRDN (Alabama Power Company Project) 1.15% Homewood Educational Building Authority College and University Revenue, VRDN (Samford University) 1% (Liquidity Facility; Southtrust Bank) County of Jefferson, Sewer Revenue, Refunding, VRDN

1% (Insured; XLCA Capital Assurance and Liquidity Facility; JPMorgan Chase Bank)

Arizona—3.6%

Maricopa County Industrial Development Authority MFHR: Refunding, VRDN (San Martin Apartments Project) 1.02% (Insured; FNMA and Liquidity Facility; FNMA) (San Clemente Apartments Project) 1.16%, 4/15/2004 (GIC; Transamerica Life Insurance) Phoenix City Civic Improvement Waste Water System, Water and Sewer Revenue, CP .98%, 5/20/2004 (LOC; Bank of America) Phoenix Civic Improvement Corporation, Airport Revenue VRDN, Merlots Program 1.08% (Insured; FGIC Liquidity Facility; Wachovia Bank) Pima County Industrial Development Authority, MFHR

(Windsong Apartments Project) 1.25%, 6/10/2004

California—3.6%

State of California, RAW 2%, 6/16/2004 (Liquidity Facility: Lehman Brothers, Merrill Lynch, and Societe Generale) California Statewide Communities Development Authority Healthcare Facilities Revenue, Refunding, VRDN

     (University Retirement Community at Davis) 1% (Insured; Radian Bank and Liquidity Facility; Bank of America) Golden State Tobacco Securitization Corporation Tobacco Settlement Revenue, VRDN 1.04% (Liquidity Facility; Merrill Lynch)

Colorado—2.1%

Colorado Housing and Finance Authority, Revenue, VRDN

     1.01% (Liquidity Facility; FHLB and LOC; CDC Funding Corporation) Denver City and County, Airport Revenue, Refunding VRDN 1.05% (Insured; MBIA and Liquidity Facility; Bank One) Southern Ute Indian Tribe of Southern Ute Indian Reservation, Industrial Revenue 1.10%, 2/3/2004

Delaware—1.5%

Delaware Economic Development Authority, VRDN: IDR (Star Enterprise Project) 1.05% (LOC; Motiva Enterprises LLC)

Private Schools Revenue (St. Anne’s Episcopal School Project) 1.10% (LOC; Wilmington Trust Co.)

District of Columbia—1.1%

District of Columbia, Revenue, CP 1%, 2/5/2004 (LOC; Bank One)
20

800,000 a	800,000
2,200,000 a	2,200,000
25,000,000 a	25,000,000

6,500,000 a	6,500,000
4,000,000	4,000,000
6,500,000	6,500,000
4,700,000 a	4,700,000
12,500,000 b	12,500,000
10,000,000	10,032,767
20,000,000 a	20,000,000
4,000,000 a	4,000,000
10,000,000 a	10,000,000
5,000,000 a	5,000,000
5,000,000	5,000,000
10,000,000 a	10,000,000
4,000,000 a	4,000,000
10,000,000	10,000,000

Principal
Dreyfus Municipal Cash Management Plus (continued)	Amount ($)	Value ($)

Tax Exempt Investments (continued)

Florida—4.9%

Florida Higher Educational Facilities Financial Authority, Revenue VRDN (St. Thomas University Project) .99% (LOC; SunTrust Bank) Miami-Dade County, Transportation Revenue, CP 1.01% 3/1/2004 (LOC: Bayerische Landesbank, JPMorgan Chase Bank, and State Street Bank and Trust) Orange County Housing Finance Authority, Homeownwer Revenue, VRDN: 1.06% (Insured; AIG Funding Inc. and Liquidity Facility; Merrill Lynch) 1.06% (Insured: FNMA and GNMA and Liquidity Facility; Lehman Liquidity LLC) Orange County Industrial Development Authority, IDR

     VRDN (Central Florida YMCA Project) 1% (LOC; Bank of America) St. Lucie County, Revenue, VRDN

     (Sage Living Center Project) 1% (LOC; Regions Bank) Sunshine State Governmental Financing Commission, Revenue CP 1.05%, 5/12/2004 (Liquidity Facility; HSH Nordbank)

Georgia—1.0%

Atlanta Urban Residential Finance Authority, MFHR, VRDN

     (Auburn Glenn Apartments) 1.06% (LOC; Wachovia Bank) Gainesville and Hall County Development Authority Healthcare Facilities Revenue, VRDN (Senior Living Facilities-Lanier Village) 1.13% (LOC; Allied Irish Bank)

Illinois—5.4%

State of Illinois, GO Notes, VRDN, Merlots Program 1.03% (Insured; FGIC and Liquidity Facility; Wachovia Bank) Illinois Development Finance Authority, PCR, VRDN (North Shore Country Day School) 1% (LOC; Northern Trust Co.) Illinois Educational Facilities Authority, Revenue, VRDN

     (Lake Forest Graduate School) .97% (LOC; Fifth Third Bank) Illinois Health Facilities Authority, Healthcare Facilities Revenue (Evanston Hospital Corp.): 1.08%, 5/17/2004 1.20%, 11/15/2004 1.03%, 11/30/2004 Roaring Fork Municipal Products LLC, Revenue, VRDN

     1.10% (Insured; FNMA and Liquidity Facility: The Bank of New York) Upper Illinois River Valley Development Authority, SWDR

VRDN (Exolon-Esk Co. Project) 1.05% (LOC; Fleet National Bank)

Indiana—2.1%

Indiana Educational Facilities Authority, College and University Revenue, VRDN (Martin University Project) 1.10% (LOC; Key Bank) Indiana Toll Road Commission, Toll Road Revenue, VRDN

     Merlots Program 1.03% (Liquidity Facility; Wachovia Bank) St. Joseph County, Health Care Facility Revenue, VRDN

(South Bend Medical Foundation Project) 1.05% (LOC; Key Bank)

9,630,000 a	9,630,000
10,000,000	10,000,000
4,690,000 a	4,690,000
5,475,000 a	5,475,000
4,700,000 a	4,700,000
6,000,000 a	6,000,000
5,000,000	5,000,000

5,000,000 a	5,000,000
4,000,000 a	4,000,000

5,380,000 a	5,380,000
3,000,000 a	3,000,000
5,000,000 a	5,000,000
5,000,000	5,000,000
5,000,000	5,000,000
5,000,000	5,000,000
13,565,000 a	13,565,000
8,405,000 a	8,405,000

3,500,000 a	3,500,000
3,415,000 a,b	3,415,000
3,400,000 a	3,400,000

The Funds
21

STATEMENT OF INVESTMENTS (continued)

Principal
Dreyfus Municipal Cash Management Plus (continued)	Amount ($)	Value ($)

Tax Exempt Investments (continued)

Indiana (continued)

County of Vanderburgh, EDR, VRDN (Arbors Apartments Project) 1.02% (LOC; ABN-AMRO)

Iowa—1.1%

State of Iowa, Revenue, TRAN 2%, 6/29/2004

Kansas—.6%

City of Mission, MFHR, Refunding, VRDN

     (The Falls Apartments Project) 1.07% (Insured; FNMA) City of Wichita, GO Notes 2%, 2/19/2004

Kentucky—1.4%

Kenton County Airport Board, Special Facilities Revenue VRDN (Airis Cincinnati LLC) 1.05% (LOC; Deutsche Bank) Kentucky Rural Water Finance Corporation, Public Project Revenue 1.05%, 4/1/2004

Maine—.9%

City of Auburn, Obligation Securities Revenue, VRDN

     (J&A Properties) 1.10% (LOC; Citizens Bank of Massachusetts) Finance Authority of Maine, Private Schools Revenue VRDN (Kents Hill School) 1.05% (LOC; Allied Irish Banks)

Maryland—.9%

County of Baltimore, EDR, VRDN

(Art Litho Co. Project) 1.11% (LOC; Allied Irish Banks)

Maryland Economic Development Corporation, Revenue, Refunding VRDN (United Cerebral Palsy Project) 1.15% (LOC; Allfirst Bank)

Massachusetts—7.4%

Gateway Regional School District, GO Notes, BAN 1.50%, 5/5/2004 Koch Certificates of Trust, Revenue, VRDN 1.10% (Insured; AMBAC and Liquidity Facility; StateStreet Bank & Trust Co.) Masconomet Regional School District, GO Notes, BAN

1.50%, 2/12/2004

State of Massachusetts, GO Notes, CP .97%, 2/12/2004 (LOC; Banque Paribas) Massachusetts Development Finance Agency, Revenue VRDN (Draper Laboratory Issue) .96% (Insured; MBIA and Liquidity Facility; JPMorgan Chase Bank) Massachusetts Health and Educational Facilities Authority

     Health Care Facilities Revenue, VRDN (Hallmark Health System) .97% (Insured; FSA and Liquidity Facility; Fleet National Bank) Massachusetts Port Authority, Transpiration Revenue CP .98%, 3/10/2004 (LOC; WestLB AG) Town of Westborough, GO Notes, BAN 1.30%, 5/21/2004

Michigan—2.8%

State of Michigan, GO Notes 2.8%, 9/30/2004 Michigan Hospital Finance Authority, Revenue, VRDN

     Healthcare Equipment Loan Program .99% (LOC; ABN-AMRO) Michigan Housing Development Authority, Revenue 1.08%, 6/1/2004
22

9,575,000 a	9,575,000
10,000,000	10,038,446
3,350,000 a	3,350,000
2,000,000	2,000,956
10,000,000 a	10,000,000
3,000,000	3,000,000
2,890,000 a	2,890,000
6,000,000 a	6,000,000
6,000,000 a	6,000,000
2,384,500 a	2,384,500
9,650,000	9,662,851
3,294,000 a	3,294,000
3,820,000	3,820,398
10,000,000	10,000,000
9,000,000 a	9,000,000
11,830,000 a	11,830,000
10,000,000	10,000,000
11,375,000	11,380,809
10,000,000	10,066,400
5,000,000 a	5,000,000
3,340,000	3,340,000

Principal
Dreyfus Municipal Cash Management Plus (continued)	Amount ($)	Value ($)

Tax Exempt Investments (continued)

Michigan (continued)

Michigan Strategic Fund, LOR, VRDN:
(HME Inc. Project) 1.04% (LOC; Fifth Third Bank)	2,400,000 a	2,400,000
(Peckham Vocational Industries Project) 1.09% (LOC; ABN-AMRO)	2,625,000 a	2,625,000
(PFG Enterprises Inc. Project) 1.15% (LOC; Huntington NB)	2,375,000 a	2,375,000
Minnesota—1.1%
Minneapolis- St. Paul Airport, Transportation Revenue
CP 1%, 4/12/2004 (LOC; WestLB AG)	10,226,000	10,226,000
New Mexico—1.2%
Dona Ana County, IDR, VRDN (Foamex Products Inc.
Project) 1.03% (LOC; Bank of Nova Scotia)	5,900,000 a	5,900,000
New Mexico Mortgage Finance Authority:
MFHR (New Mexico 5 Apartment Projects) 1.25%, 4/29/2004	4,000,000 b	4,000,000
Revenue, VRDN 1.06%
(Liquidity Facility: AIG Funding Inc. and Merrill Lynch)	1,695,000 a	1,695,000
New York—8.1%
Johnson City Central School District, GO Notes, BAN 1.50%, 6/17/2004	4,000,000	4,005,125
New York City Transitional Finance Authority, Income
Tax Revenue, VRDN .93% (Liquidity Facility; WestLB AG)	20,000,000 a	20,000,000
New York Counties Tobacco Trust I, Revenue, VRDN
1.04% (Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)	8,000,000 a	8,000,000
New York Mortgage Agency, Revenue 1.125%, 4/2/2004	3,000,000	3,000,000
New York Power Authority, Electric Revenue, CP .96%, 5/12/2004
(Liquidity Facility: The Bank of New York, Bank of Nova Scotia, Bayerische
Landesbank, JPMorgan Chase Bank, Landesbank Baden-Wuerrttemberg,
State Street Bank and Trust Co., and Wachovia Bank)	30,400,000	30,400,000
Port Authority of New York and New Jersey, Special
Obligation Revenue, VRDN 1.01% (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	11,000,000 a	11,000,000
North Carolina— .5%
City of Winston-Salem, Water and Sewer System Revenue
Refunding, VRDN 1% (Liquidity Facility; Dexia Credit Locale)	4,900,000 a	4,900,000
Ohio— .7%
Ohio Water Development Authority, Solid Waste Facilities
Revenue, VRDN (Pel Technologies Project) 1.05% (LOC; Key Bank)	7,000,000 a	7,000,000
Pennsylvania—18.3%
Allegheny County Industrial Development Authority, Health and Housing
Facilities Revenue, Refunding VRDN (Longwood at Oakmont Inc.) 1.03%
(Insured; Asset Guaranty and Liquidity Facility; Fleet National Bank)	3,300,000 a	3,300,000
Cumberland County, GO Notes, VRDN
1% (Insured; AMBAC and Liquidity Facility; Wachovia Bank)	4,550,000 a	4,550,000
Dauphin County General Authority, Revenue, VRDN
School District Pooled Financing Program II .99%
(Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia)	13,075,000 a	13,075,000
Delaware County Industrial Development Authority
PCR, CP (Exelon Project) 1%, 4/6/2004 (LOC; Bank One)	3,000,000	3,000,000

T h e
TheF uFunds
23

STATEMENT OF INVESTMENTS (continued)

Principal
Dreyfus Municipal Cash Management Plus (continued)	Amount ($)	Value ($)

Tax Exempt Investments (continued)

Pennsylvania (continued)

Emmaus General Authority, Revenue, VRDN:
.97%, Sub-Series G-18 (LOC; DEPFA Bank PLC)	14,000,000 a	14,000,000
.97%, Sub-Series G-19 (LOC; DEPFA Bank PLC)	4,000,000 a	4,000,000
.99%, Series F-1 (GIC; Goldman Sachs and Company)	39,800,000 a	39,800,000
.99%, Series H (GIC; Goldman Sachs and Company)	30,000,000 a	30,000,000
Pennsylvania Loan Program .97% (Insured; FSA
and Liquidity Facility; Wachovia Bank)	10,000,000 a	10,000,000
Lancaster County Hospital Authority, Healthcare Facilities
Revenue, VRDN (Willow Valley Retirement Project) 1.05%
(Insured; Radian Bank and Liquidity Facility; Fleet National Bank)	6,000,000 a	6,000,000
Langhorne Manor Borough Higher Education and Health
Authority, Revenue, VRDN (Heritage Towers Project)
1.10% (LOC; Fleet National Bank)	3,790,000 a	3,790,000
Montgomery County Industrial Development Authority
Industrial Revenue, VRDN (Recigno Laboratories)
1.16% (LOC; Wachovia Bank)	1,995,000 a	1,995,000
Pennsylvania Higher Education Assistance Agency
Student Loan Revenue, VRDN 1% (Insured; AMBAC
and Liquidity Facility; WestLB AG)	26,700,000 a	26,700,000
Scranton-Lackawanna Health and Welfare Authority
LR, VRDN, Merlots Program 1.03% (Insured;
AMBAC and Liquidity Facility; Wachovia Bank)	3,365,000 a	3,365,000
Upper Dauphin Industrial Development Authority, Revenue, VRDN
(United Church of Christ Homes) 1.05% (LOC; First Tennessee Bank)	2,000,000 a	2,000,000
West Cornwall Township Municipal Authority, Revenue
VRDN, Pennsylvania General Government Loan Program
.99% (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	6,000,000 a	6,000,000
South Carolina—3.2%
Berkeley County, Industrial Revenue, VRDN
(BP Amoco Chemical Company Project) 1.04%	5,000,000 a	5,000,000
Piedmont Municipal Power Agency, Electric Revenue, Refunding
VRDN .91% (Insured; MBIA and Liquidity Facility; Credit Sussie)	20,300,000 a	20,300,000
South Carolina Association of Governmental Organizations
COP 1.50%, 4/14/2004	5,000,000	5,004,445
Tennessee—4.7%
Clarksville Public Building Authority, Revenue, VRDN (Tennessee
Municipal Bond Fund) 1% (LOC; Bank of America)	8,600,000 a	8,600,000
Metropolitan Government of Nashville and Davidson County Health and
Educational Facility Board, College and University Revenue, VRDN
(Vanderbilt University) .99% (Liquidity Facility; Bayerische Landesbank)	29,400,000 a	29,400,000
County of Shelby, Healthcare Facilities Revenue, CP
.97%, 2/17/2004 (LOC; Bank of America)	6,000,000	6,000,000
Texas—12.9%
Austin Independent School District, GO Notes, Refunding
7%, 8/1/2004 (Insured; Permanent School Fund Guranteed)	1,500,000	1,544,418
Bexar County Housing Finance Corporation, MFHR, VRDN (Gates
Capernaum Apartments Project) 1.11% (Liquidity Facility; Merrill Lynch)	4,000,000 a	4,000,000

24

Principal
Dreyfus Municipal Cash Management Plus (continued)	Amount ($)	Value ($)

Tax Exempt Investments (continued)

Texas (continued)

Brazos River Authority, PCR, Refunding, VRDN

     (TXU Energy Co. Project) 1.02% (LOC; Citibank) Dallas Area Rapid Transit, Transportation Revenue, CP

     .98%, 5/27/2004 (Liquidity Facility: Bayerische Landesbank, Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co., and WestLB AG) County of Harris, GO Notes, CP .98%, 5/12/2004 (Liquidity Facility; Bank of Nova Scotia and Lloyds TSB Bank) City of Houston, Water and Sewer Revenue, CP .99% 5/26/2004 (Liquidity Facility: Bayerische Landesbank and WestLB AG) North Central Texas Health Facility Development Corporation Health Care Facilities Revenue (Texas Health Resources System) 5.50%, 2/15/2004 (Insured; MBIA) Northside Independent School District, GO Notes, Refunding 1%, 8/1/2004 (Insured; Permanent School Fund Guranteed) State of Texas: GO Notes: Refunding (College Student Loan) .95%, 7/1/2004 (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale) TRAN 2%, 8/31/2004 (Veterans Housing Assistance Fund II) VRDN

     1.10% (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale) Texas A&M University Board, Education Revenue, CP .99%, 8/6/2004 Texas Municipal Power Agency, Electric Revenue, CP

.97%, 2/9/2004 (Liquidity Facility: Bayerische Landesbank, JPMorgan Chase Bank, State Street Bank and Trust Co.)

Utah—1.0%

Intermountain Power Agency, CP:

Electric Revenue .97%, 3/11/2004 (Liquidity Facility; JPMorgan Chase Bank) GO Notes 1%, 2/9/2004 (Liquidity Facility; JPMorgan Chase Bank)

Vermont—.8%

Vermont Educational and Health Buildings Financing Agency, Private Schools Revenue, VRDN (St. Johnsbury Academy Project) .97% (LOC; Allied Irish Bank)

Virginia—1.2%

Norfolk Economic Development Authority, New Empowerment Zone Facility

     Revenue, VRDN (Metropolitan Machine Corp. Project) 1.06% (LOC; Wachovia Bank) Virginia Beach Development Authority, Industrial Revenue, Refunding VRDN (Giant Square Shopping Center) 1.01% (LOC; Wachovia Bank)

Washington—1.6%

Everett Industrial Development Corporation, Exempt Facilities Revenue, VRDN (Kimberly Clark Corp. Project) 1.10% Seattle Housing Authority, Revenue, VRDN

     (Newholly Project-Phase III) 1.05% (LOC; Key Bank) State of Washington, GO Notes, VRDN, Merlots Program

     1.03% (Insured: FGIC and MBIA and Liquidity Facility; Wachovia Bank) Washington Economic Development Finance Authority, SWDR, VRDN

(Waste Management Project) 1.02% (LOC; Fleet National Bank)

8,000,000 a	8,000,000
15,000,000	15,000,000
19,328,000	19,328,000
10,000,000	10,000,000
3,010,000	3,015,615
6,000,000	6,000,000
7,000,000	7,000,000
22,000,000	22,109,523
5,570,000 a	5,570,000
10,000,000	10,000,000
9,000,000	9,000,000
6,500,000	6,500,000
3,000,000	3,000,000
7,630,000 a	7,630,000
7,500,000 a	7,500,000
3,850,000 a	3,850,000
3,200,000 a	3,200,000
2,450,000 a	2,450,000
4,000,000 a	4,000,000
5,500,000 a	5,500,000

The Funds
25

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Municipal Cash Management Plus (continued)	Amount ($)	Value ($)

Tax Exempt Investments (continued)

Wisconsin—2.1%
City of Franklin, SWDR (Waste Management Inc. Project) 1.05% (LOC; Wachovia Bank)	5,200,000 a	5,200,000
Wisconsin Health and Educational Facilities Authority, College and University
Revenue, VRDN (Wisconsin Lutheran College) 1.10% (LOC; U..S Bank NA)	7,000,000 a	7,000,000
Wisconsin School Districts Temporary Borrowing Program
COP, Flow Management Program 2%, 11/1/2004 (LOC; U.S. Bank NA)	7,000,000	7,043,980
Wyoming—1.4%
County of Campbell, IDR (Two Elk Power General Station Project)
1.40%, 12/1/2004 (GIC; Bayerische Landesbank)	12,800,000	12,800,000

Total Investments (cost $957,673,233)	102.2%	957,673,233
Liabilities, Less Cash and Receivables	(2.2%)	(20,518,062)
Net Assets	100.0%	937,155,171

See footnotes on page 39. See notes to financial statements.
26

STATEMENT OF INVESTMENTS January 31, 2004

	Principal
Dreyfus New York Municipal Cash Management	Amount ($)	Value ($)

Tax Exempt Investments—100.6%

Albany Industrial Development Agency, Housing Revenue, VRDN
(South Mall Towers Project) .97% (Insured; FNMA and Liquidity Facility; FNMA)	5,945,000 a	5,945,000
Chautauqua County Industrial Development Agency, Civic Facility
Revenue, VRDN (Gerry Homes Project) 1.05% (LOC; HSBC Bank USA)	7,350,000 a	7,350,000
Chemung County Industrial Development Agency, IDR, VRDN, MMARS
2nd Program-Trayer Inc. 1.10% (LOC; HSBC Bank USA)	1,300,000 a	1,300,000
Town of Clarence, GO Notes, BAN 1.75%, 8/5/2004	2,260,000	2,267,946
Connetquot Central School District of Islip
GO Notes, TAN 1.50%, 6/30/2004	7,000,000	7,014,187
Dutchess County Industrial Development Agency
Civic Facility Revenue, VRDN:
(Marist College Civic Facility) .95% (LOC; Key Bank)	7,000,000 a	7,000,000
(Samuel F..B Morse Historic Site) 1% (LOC; Allied Irish Bank)	3,865,000 a	3,865,000
Erie County Industrial Development Agency
Civic Facility Revenue, VRDN:
(Heritage Centers Project) 1.05% (LOC; Key Bank)	2,775,000 a	2,775,000
(YMCA of Greater Buffalo Project):
1.05%, Series A (LOC; HSBC Bank USA)	2,850,000 a	2,850,000
1.05%, Series B (LOC; HSBC Bank USA)	4,000,000 a	4,000,000
Harborfields Central School District, GO Notes, BAN 1.75%, 3/5/2004	3,300,000	3,301,793
Hauppauge Union Free School District, GO Notes, TAN 1.50%, 6/29/2004	3,000,000	3,006,041
Herkimer County Industrial Development Agency, IDR, VRDN
(F..E Hale Manufacturing Co.) 1.10% (LOC; HSBC Bank USA)	2,760,000 a	2,760,000
Islip Industrial Development Agency, IDR, VRDN (Brentwood
Distribution Co. Facility) .96% (LOC; Fleet National Bank)	3,750,000 a	3,750,000
Johnson City Central School District, GO Notes, BAN 1.50%, 6/17/2004	2,450,000	2,453,139
Katonah-Lewisboro Union Free School District, GO Notes, BAN 1.50%, 7/23/2004	3,461,000	3,469,087
Metropolitan Transportation Authority, Transit Facility Revenue, VRDN
.98% (Insured; AMBAC and Liquidity Facility; The Bank of New York)	5,674,500 a	5,674,500
Monroe County Industrial Development Agency, VRDN:
Industrial Revenue (Chaney Enterprise) 1.15% (LOC; M&T Bank)	3,000,000 a	3,000,000
LR (Robert Weslayan College) 1.01% (LOC; M&T Bank Corp.)	2,940,000 a	2,940,000
Monroe Tobacco Asset Securitization Corporation, Tobacco Settlement
Revenue, VRDN 1.04% (Liquidity Facility; WestLB AG)	3,000,000 a	3,000,000
Monroe Woodbury Central School District, GO Notes
Refunding 2%, 5/15/2004 (Insured; FGIC)	1,460,000	1,463,811
Nassau County Industrial Development Agency, Civic Facility Revenue
VRDN (St. Mary’s Children Project) .95% (LOC; Fleet National Bank)	2,325,000 a	2,325,000
New Rochelle City School District, GO Notes, TAN 1.75%, 6/30/2004	3,500,000	3,510,673
New York City, GO Notes:
RAN 2%, 4/15/2004	4,000,000	4,008,076
VRDN:
1.02% (Liquidity Facility; Citigroup Inc.)	5,000,000 a	5,000,000
1.03% (Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)	7,000,000 a	7,000,000
New York City Industrial Development Agency, VRDN:
Civic Facility Revenue:
(Brooklyn United Methodist Project) .95% (LOC; The Bank of New York)	3,960,000 a	3,960,000
(Jewish Community Center) 1.01% (LOC; M&T Bank)	5,000,000 a	5,000,000
(Jewish Community Center of Manhattan) 1.01% (LOC; M&T Bank)	2,900,000 a	2,900,000
IDR, Refunding (Plaza Packaging Project) 1.15% (LOC; The Bank of New York)	1,910,000 a	1,910,000

The Funds
27

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus New York Municipal Cash Management (continued)	Amount ($)	Value ($)

Tax Exempt Investments (continued)

New York City Municipal Water Finance Authority
Water and Sewer System Revenue, CP:
.97%, 2/6/2004 (LOC: Helaba Bank and Landesbank Baden-Wuerttemberg)	10,000,000	10,000,000
1.03%, 2/12/2004 (Liquidity Facility; Bayerische Landesbank and WestLB AG)	13,000,000	13,000,000
.95%, 2/23/2004 (LOC; Helaba Bank and Landesbank Baden-Wuerttemberg)	10,000,000	10,000,000
New York City Transitional Finance Authority, Sales Tax
Revenue, BAN 2%, 2/19/2004	16,000,000	16,007,058
New York State Dormitory Authority, Revenue:
(City University System Consolidated) 5%, 7/1/2004	500,000 b	508,197
VRDN:
(Mental Health Services):
.92% (Liquidity Facility; HSH Nordbank AG)	6,000,000 a	6,000,000
.95% (Liquidity Facility; HSBC Bank USA)	5,000,000 a	5,000,000
(Teresian House Housing Corp.) .93% (LOC; Lloyds TSB Bank PLC)	3,300,000 a	3,300,000
New York State Housing Finance Agency, VRDN:
LR 1.03% (Liquidity Facility; Merrill Lynch)	4,990,000 a	4,990,000
Revenue (Saville Housing) .94% (LOC; Fleet National Bank)	14,400,000 a	14,400,000
New York State Local Government Assistance Corporation, Sales Tax
Revenue, VRDN .90% (LOC: Bayerische Landesbank and WestLB AG)	7,500,000 a	7,500,000
New York State Mortgage Agency, Housing Revenue 1.125%, 4/2/2004	4,000,000	4,000,000
New York State Power Authority, Power Supply Revenue
CP:
.95%, 3/5/2004 (Liquidity Facility: The Bank of New York,
Bank of Nova Scotia, Bayerische Landesbank, JPMorgan Chase,
Landesbank Hessen-Thuringen Girozentrale, State Street Bank
and Trust Co. and Wachovia Bank)	10,000,000	10,000,000
.93%, 3/9/2004 (Liquidity Facility: The Bank of New York,
Bank of Nova Scotia, Bayerische Landesbank, JPMorgan Chase,
Landesbank Hessen-Thuringen Girozentrale, State Street Bank
and Trust Co. and Wachovia Bank)	13,465,000	13,465,000
New York State Thruway Authority, General Revenue, BAN 1.125%, 3/25/2004	1,500,000	1,500,298
Ontario County Industrial Development Agency, IDR
VRDN (Dixit Enterprises) 1.10% (LOC; HSBC Bank USA)	3,170,000 a	3,170,000
Port Authority of New York and New Jersey, Special Obligation Revenue
VRDN (Versatile Structure) 1.01% (Liquidity Facility; Bank of Nova Scotia)	4,000,000 a	4,000,000
Poughkeepsie Industrial Development Agency, Senior Living Facility Revenue
VRDN (Manor at Woodside Project) 1.05% (LOC; The Bank of New York)	5,000,000 a	5,000,000
Renesselaer Industrial Development Agency, IDR (Capital View
Office Park Project) 1.50%, 12/31/2004 (LOC; M&T Bank)	5,710,000	5,710,000
Roslyn Union Free School District, GO Notes, TAN 1.25%, 6/25/2004	5,000,000	5,004,044
Sachem Central School District of Holbrook
GO Notes, TAN 1.50%, 6/24/2004	5,000,000	5,009,714
Suffolk County Industrial Development Agency, IDR
(Belmont Villas LLC Facility) 1.25%, 4/8/2004	6,000,000 b	6,000,000
Suffolk County Water Authority, Revenue, VRDN
BAN .91% (Liquidity Facility; Bank of Nova Scotia)	10,000,000 a	10,000,000
City of Syracuse, GO Notes, RAN
1.75%, 6/30/2004 (LOC; The Bank of New York)	7,000,000	7,020,484

28

	Principal
Dreyfus New York Municipal Cash Management (continued)	Amount ($)	Value ($)

Tax Exempt Investments (continued)

Syracuse Industrial Development Agency, Civic Facility Revenue, VRDN
(Community Development Properties-Larned Project) 1.06% (LOC; M&T Bank)	6,690,000 a	6,690,000
Tobacco Settlement Financing Authority, Special Tax Revenue, VRDN
1.02% (Insured; AMBAC and Liquidity Facility; Merrill Lynch)	3,520,000 a	3,520,000
Tompkins County Industrial Development Agency, College and University
Revenue, VRDN (Cortland College) 1.05% (LOC; HSBC Bank USA)	4,725,000 a	4,725,000
Troy Industrial Development Authority, Civic Facility Revenue, VRDN
(Renesselaer Polytechnic Institute Project) .93%	6,750,000 a	6,750,000
Ulster County, GO Notes, BAN 1.75%, 6/11/2004	6,500,000	6,517,263
Ulster County Industrial Development Agency, IDR
VRDN (Selux Corp. Project) 1.15% (LOC; The Bank of New York)	2,260,000 a	2,260,000
West Babylon Union Free School District, GO Notes, TAN 1.50%, 6/29/2004	2,000,000	2,004,026
West Islip Union Free School District, GO Notes, TAN 1.50%, 6/30/2004	3,300,000	3,306,157
Westchester County Industrial Development Agency
VRDN:
Civic Facility Revenue:
(The Masters School) 1.05% (LOC; Allied Irish Bank)	3,650,000 a	3,650,000
(Young Men’s Christian Association) 1% (LOC; Allied Irish Bank)	4,000,000 a	4,000,000
Commercial Facility Revenue
(Panorama Flight Service Inc. Project)
1.05% (LOC; The Bank of New York)	5,140,000 a	5,140,000
Westhampton Beach Union Free School District, GO Notes
TAN 1.75%, 6/30/2004	2,200,000	2,206,357
Yonkers Industrial Development Agency, Revenue, VRDN, Merlots Program
1.04% (Liquidity Facility; Wachovia Bank and LOC; GNMA)	4,215,000 a	4,215,000

Total Investments (cost $340,367,851)	100.6%	340,367,851
Liabilities, Less Cash and Receivables	( .6%)	(1,914,385)
Net Assets	100.0%	338,453,466

See footnotes on page 39. See notes to financial statements.
The Funds
29

STATEMENT OF INVESTMENTS January 31, 2004

Principal
Dreyfus Tax Exempt Cash Management	Amount ($)	Value ($)

Tax Exempt Investments—101.8%

Alabama—4.2%

Columbia Industrial Development Board, PCR
Refunding, VRDN (Alabama Power Co. Project) 1%	11,000,000 a	11,000,000
DCH Health Care Authority, Health Care Facilities Revenue
VRDN .97% (LOC; Regions Bank)	10,000,000 a	10,000,000
Jefferson County, VRDN:
GO Notes 1% (Liquidity Facility: Bayerische Landesbank and JPMorgan Chase Bank)	9,800,000 a	9,800,000
Sewer Revenue, Refunding:
.97% (Insured; XL Capital Assurance and Liquidity Facility; Societe Generale)	10,000,000 a	10,000,000
.99% (Insured; XL Capital Assurance and Liquidity Facility; Regions Bank)	16,000,000 a	16,000,000
1% (Insured; XL Capital Assurance and Liquidity Facility; Bank of Nova Scotia)	43,700,000 a	43,700,000
Arkansas— .4%
University of Arkansas, College and University Revenues, Refunding, VRDN
(UAMS Campus) 1% (Insured; MBIA and Liquidity Facility; Bank of America)	9,800,000 a	9,800,000
California—4.6%
State of California, Revenue, RAW:
2%, 6/16/2004 (Liquidity Facility: Bank of America,
Citigroup Inc., Goldman Sachs and JPMorgan Chase Bank)	25,000,000	25,080,984
2%, 6/16/2004 (Liquidity Facility: Lehman Brothers Inc.,
Merrill Lynch and Societe Generale)	85,500,000	85,779,579
Colorado—2.4%
Colorado Health Facilities Authority, Revenue:
(Sisters Charity Health System) 1.23%, 12/1/2004	25,000,000	25,000,000
VRDN (Covenant Retirement) .95% (LOC; ABN-AMRO)	12,900,000 a	12,900,000
Colorado State Education Loan Program, Revenue
TRAN 1.50%, 8/9/2004	10,000,000	10,020,042
Southern Ute Indian Tribe of Southern Ute Indian Reservation
Industrial Revenue 1.10%, 2/3/2004 (Liquidity Facility; Bank One)	11,000,000	11,000,000
Delaware—1.1%
Delaware Economic Development Authority, VRDN:
MFHR (School House Project) 1.05% (LOC; HSBC Bank USA)	13,900,000 a	13,900,000
Private Schools Revenue (Catholic Diocese Wilmington)
1.05% (LOC; Allied Irish Bank)	12,500,000 a	12,500,000
District of Columbia—1.5%
District of Columbia, VRDN:
Enterprise Zone Revenue (United Planning Organization) 1.05% (LOC; Allfirst Bank)	10,480,000 a	10,480,000
Revenues (American Public Health Association) .95% (LOC; PNC Bank)	9,730,000 a	9,730,000
District of Columbia National Academy of Science, Revenue
CP .98%, 5/26/2004 (Insured; AMBAC and Liquidity Facility; NationsBank NA)	15,500,000	15,500,000
Florida—3.0%
Capital Projects Finance Authority, Revenue, VRDN, Capital Projects
Loan Program .99% (Insured; FSA and LOC; SunTrust Bank)	13,125,000 a	13,125,000
Saint Lucie County, VRDN:
PCR, Refunding (Florida Power and Light Co. Project) 1.02%	22,660,000 a	22,660,000
Revenue (Sage Living Center Project) 1% (LOC; Regions Bank)	4,445,000 a	4,445,000
South Broward Hospital District, Revenue, VRDN
Putters Program 1.01% (Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	4,565,000 a	4,565,000

30

Principal
Dreyfus Tax Exempt Cash Management (continued)	Amount ($)	Value ($)

Tax Exempt Investments (continued)

Florida (continued)

Sunshine State Governmental Finance Commission, Revenue, CP
1%, 5/12/2004 (Liquidity Facility; HSH Nordbank)	16,080,000	16,080,000
City of Tampa, Educational Facilities Revenue, VRDN
(Trinity School for Children Project) 1% (LOC; Regions Bank)	5,380,000 a	5,380,000
Tampa Bay Water, Utility System Revenue, VRDN, Merlots Program
1.03% (Insured; FGIC and Liquidity Facility; Wachovia Bank)	5,695,000 a	5,695,000
Georgia—1.5%
Appling County Development Authority, PCR
VRDN (Georgia Power Co. Plant Hatch Project) .99%	18,500,000 a	18,500,000
Gainesville and Hall County Development Authority, Revenue
VRDN (Senior Living Facility-Lanier Village Estates)
1.18% (Insured; Radian Bank and Liquidity Facility; ABN-AMRO)	17,750,000 a	17,750,000
Hawaii— .3%
Honolulu City and County, GO Notes 1.18%, 12/2/2004
(Insured; FGIC and Liquidity Facility; FGIC)	8,600,000	8,600,000
Idaho— .2%
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
VRDN (Albertson College of Idaho Project) 1% (LOC; Key Bank)	4,250,000 a	4,250,000
Illinois—8.5%
State of Chicago, GO Notes, VRDN .95% (Insured; FGIC and
Liquidity Facility; Landesbank Baden-Wuerttemberg)	13,000,000 a	13,000,000
State of Illinois, GO Notes:
5%, 8/1/2004	4,000,000	4,077,984
VRDN, Merlots Program 1.03% (Insured; FSA and
Liquidity Facility; Wachovia Bank)	16,945,000 a	16,945,000
Illinois Educational Facilities Authority, Revenues
(University of Chicago) 1%, 7/30/2004	14,000,000	14,000,000
Illinois Health Facilities Authority, Revenues:
(Evanston Hospital Corp.):
1.08%, 5/17/2004	10,000,000	10,000,000
1.20%, 11/15/2004	15,000,000	15,000,000
1.03%, 11/30/2004	20,000,000	20,000,000
VRDN:
(Franciscan Eldercare Service) .95% (LOC; ABN-AMRO)	12,160,000 a	12,160,000
(Northwestern Memorial Hospital):
1% (Liquidity Facility; Northern Trust Co.)	15,000,000 a	15,000,000
1% (Liquidity Facility; WestLB AG)	13,600,000 a	13,600,000
(Rehabilitation Institute of Chicago Project) .95% (LOC; Bank of America)	45,100,000 a	45,100,000
Illinois Rural Bond Bank, Revenue
(Public Project Construction Notes) 2%, 6/1/2004	7,500,000	7,520,867
Regional Transportation Authority, GO Notes
VRDN, Merlots Program:
1.03%, Series A-24 (Insured; MBIA and Liquidity Facility; Wachovia Bank)	10,180,000 a	10,180,000
1.03%, Series A-73 (Insured; MBIA and Liquidity Facility; Wachovia Bank)	4,955,000 a	4,955,000
University of Illinois, University Revenues, VRDN, Merlots Program
1.03% (Insured; AMBAC and Liquidity Facility; Wachovia Bank)	3,085,000 a	3,085,000

The Funds
31

STATEMENT OF INVESTMENTS (continued)

Principal
Dreyfus Tax Exempt Cash Management (continued)	Amount ($)	Value ($)

Tax Exempt Investments (continued)

Indiana—1.9%

Indiana Health Facility Financing Authority, VRDN:
Health Facility Revenue (Clark Memorial Hospital Project)
1.1% (LOC; Bank One)	9,430,000 a	9,430,000
Revenue, Refunding (Baptist Homes of Indiana)
.95% (LOC; ABN-AMRO)	9,800,000 a	9,800,000
Indiana Housing Finance Authority, SFMR 1.20%, 1/6/2005	4,330,000	4,330,000
Petersburg, PCR, Refunding, VRDN (Indiana
Power and Light Co.) .97% (Insured; AMBAC
and Liquidity Facility; ABN-AMRO)	22,500,000 a	22,500,000
Iowa—1.4%
State of Iowa, Revenue, TRAN 2%, 6/29/2004	15,000,000	15,057,670
Louisa County, PCR, Refunding, VRDN
(Midwest Power System Inc. Project) 1.05%	17,900,000 a	17,900,000
Kansas— .8%
Kansas City, MFHR, Refunding, VRDN
(Wood View Apartments Project) 1% (LOC; FHLB)	10,195,000 a	10,195,000
Midwest Tax-Exempt Bond Grantor Trust, Revenue
VRDN 1.25% (LOC; Huntington NB)	9,075,450 a	9,075,450
Kentucky—4.3%
Elliot County, Residential Mortgage Revenue, VRDN
1.10% (GIC; Bayerische Landesbank)	9,000,000 a	9,000,000
Jefferson County, VRDN:
Industrial Building Revenue, Refunding
(Ursuline Campus) .97% (LOC; Fifth Third Bank)	6,595,000 a	6,595,000
Retirement Home Revenue
(Nazareth Library Project) .97% (LOC; Fifth Third Bank)	13,290,000 a	13,290,000
Student Housing Industrial Building Revenue
(University of Louisville Project) .98% (LOC; Wachovia Bank)	19,900,000 a	19,900,000
Kentucky Association of Counties, Revenue, COP
TRAN, Advance Revenue Program 2%, 6/30/2004	25,491,600	25,601,163
Lexington-Fayette Urban County Government, Educational
Building Revenue, Refunding, VRDN (Lexington Christian)
.97% (LOC; Fifth Third Bank)	4,785,000 a	4,785,000
Madison County, Residential Mortgage Revenue, VRDN
1.10% (GIC; Bayerische Landesbank)	9,000,000 a	9,000,000
Warren County, Hospital Facility Revenue, VRDN
(Bowling Green-Warren County) .98% (LOC; Bank One)	15,000,000 a	15,000,000
Louisiana—3.0%
Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenues, VRDN, Merlots Program
1.03% (Insured; AMBAC and Liquidity Facility; Wachovia Bank)	8,150,000 a	8,150,000
Louisiana Public Facilities Authority, VRDN:
HR, Refunding, Hospital Equipment Financing Program
.99% (LOC; Bank One)	38,300,000 a	38,300,000
Private Schools Revenue (Metairie Park Country Day)
1.05% (LOC; Branch Banking and Trust)	9,975,000 a	9,975,000
Tobacco Settlement Financing Corporation, Revenue, VRDN
1.15% (Liquidity Facility; Merrill Lynch)	15,425,000 a	15,425,000

32

Principal
Dreyfus Tax Exempt Cash Management (continued)	Amount ($)	Value ($)

Tax Exempt Investments (continued)

Maryland—2.3%

Frederick County, Industrial Revenue, Refunding

     VRDN (Manekin-Frederick Facility) 1.15% (LOC; Allfirst Bank) Maryland Community Development Administration Department of Housing and Community Development Revenue 1.17%, 12/21/2004 Maryland Economic Development Corporation, Revenue VRDN (Legal Aid Bureau Inc. Facility) 1.14% (LOC; Allfirst Bank) Maryland Health and Higher Educational Facilities Authority Revenue, VRDN: (Mercy Ridge) .97% (LOC; Allfirst Bank) (Stella Maris Inc.) 1% (LOC; Allfirst Bank)

Massachusetts—4.2%

Massachusetts Development Finance Agency, VRDN: College and University Revenue (Suffolk University) 1.04% (Insured; Radian Bank and Liquidity Facility: Fleet National Bank and State Street Bank and Trust Co.) Revenue (Draper Laboratory Issue) .96% (Insured; MBIA and Liquidity Facility; JPMorgan Chase Bank) Mendon Upton Regional School District GO Notes, BAN 1.50%, 4/30/2004 Town of Milton, GO Notes, BAN 2%, 3/12/2004 Town of Shirley, GO Notes, BAN 2%, 4/9/2004 Town of Westborough, GO Notes, BAN 1.38%, 5/21/2004

Michigan—5.1%

City of Detroit, Sewage Disposal Revenue, VRDN

     Merlots Program 1.03% (Insured; FGIC and Liquidity Facility; Wachovia Bank) Detroit Downtown Development Authority, LR

Refunding, VRDN (Millender Center Project) 1.05% (LOC; HSBC Bank USA)

Detroit Water Supply System, Water Revenue, VRDN, Merlots Program 1.03% (Insured; MBIA and Liquidity Facility; Wachovia Bank) Lake St. Clair Shores Drainage District, GO Notes VRDN 1.05% (LOC; Comerica Bank) State of Michigan, Revenue 2%, 9/30/2004 Michigan Building Authority, LR, CP 1.05%, 2/12/2004 (LOC: The Bank of New York and State Street Bank and Trust Co.) Michigan Hospital Finance Authority, VRDN: LR, Healthcare Equipment Loan Program .99% (LOC; Fifth Third Bank) Revenue, Hospital Equipment Loan Program .99% (LOC; ABN-AMRO) Michigan Municipal Bond Authority, Revenue 2%, 8/23/2004 (LOC; JPMorgan Chase Bank)

Mississippi—.5%

Mississippi Development Bank, Special Obligation Revenue, VRDN, Merlots Program 1.03% (Insured; AMBAC and Liquidity Facility; Wachovia Bank) Mississippi Hospital Equipment and Facilities Authority, Revenue, VRDN

(Mississippi Methodist Hospital) 1.15% (LOC; First Tennessee Bank)

3,105,000 a	3,105,000
10,595,000	10,595,000
2,800,000 a	2,800,000
19,745,000 a	19,745,000
18,460,000 a	18,460,000
32,000,000 a	32,000,000
10,000,000 a	10,000,000
17,000,000	17,020,128
13,800,000	13,813,224
13,000,000	13,020,095
15,000,000	15,011,196
17,430,000 a	17,430,000
17,200,000 a	17,200,000
10,495,000 a	10,495,000
4,965,000 a	4,965,000
20,000,000	20,132,800
8,000,000	8,000,000
13,400,000 a	13,400,000
14,000,000 a	14,000,000
17,000,000	17,090,976
7,500,000 a	7,500,000
5,000,000 a	5,000,000

The Funds
33

STATEMENT OF INVESTMENTS (continued)

Principal
Dreyfus Tax Exempt Cash Management (continued)	Amount ($)	Value ($)

Tax Exempt Investments (continued)

Montana—1.0%

Montana Facility Finance Authority, Revenue
(Sisters Charity Health System) 1.23%, 12/1/2004	25,000,000	25,000,000
Nebraska—1.3%
Nebhelp Inc., Revenue, VRDN 1.05% (Insured; MBIA
and Liquidity Facility; Lloyds TSB Bank)	31,780,000 a	31,780,000
Nevada— .2%
Carson City, HR, VRDN (Carson-Tahoe Hospital Project) .95% (LOC; U..S Bank)	6,250,000 a	6,250,000
New Hampshire— .6%
New Hampshire Health and Education Authority, HR, VRDN (Wentworth Douglass
Hospital) 1.08% (Insured; Radian Bank and Liquidity Facility; Fleet National Bank)	7,500,000 a	7,500,000
New Hampshire Health and Education Facilities Authority
Revenue, VRDN (Exeter Hospital Group) 1.02% (LOC; Fleet National Bank)	6,500,000 a	6,500,000
New York—7.5%
Nassau County Tobacco Settlement Corporation, Revenue
VRDN 1.04% (Liquidity Facility; JPMorgan Chase Bank)	7,590,000 a	7,590,000
New York City, GO Notes, RAN 2%, 4/15/2004	6,000,000	6,012,114
New York City Municipal Water Finance Authority
Water and Sewer System Revenue, CP:
.97%, 2/6/2004 (LOC: Helaba Bank and Landesbank Baden-Wuerttemberg)	17,500,000	17,500,000
1.03%, 2/12/2004 (Liquidity Facility: Bayerische Landesbank and WestLB AG)	35,000,000	35,000,000
New York City Transitional Finance Authority, Income
Tax Revenue, VRDN .93% (Liquidity Facility; WestLB AG)	28,150,000 a	28,150,000
New York Counties Tobacco Trust I, Revenue, VRDN
1.04% (Liquidity Facility; Merrill Lynch)	21,525,000 a	21,525,000
New York State Power Authority, Electric Revenue, CP .93%, 3/9/2004
(Liquidity Facility: The Bank of New York, Bank of Nova Scotia, Bayerische
Landesbank, Landesbank Baden-Wuerttemberg, JPMorgan Chase Bank,
State Street Bank and Trust Co. and Wachovia Bank)	45,000,000	45,000,000
Sullivan West Central School District, GO Notes BAN 2%, 4/16/2004	10,000,000	10,016,375
Tobacco Settlement Financing Corporation, Revenue, VRDN 1.02% (Liquidity
Facility: Landesbank Hessen-Thuringen Girozentrale and Merrill Lynch)	10,000,000 a	10,000,000
Ohio—2.2%
Akron Bath Copley Joint Township Hospital District, Health Care
Facilities Revenue, VRDN (Sumner Project) 1% (LOC; KBC Bank)	7,500,000 a	7,500,000
Hamilton County, EDR, VRDN
(Taft Museum Project) .97% (LOC; Fifth Third Bank)	6,000,000 a	6,000,000
Montgomery County, Revenue, VRDN (Miami Valley Hospital)
1% (Liquidity Facility; National City Bank)	33,600,000 a	33,600,000
University of Cincinnati, College and University Revenue BAN 1.75%, 3/18/2004	6,010,000	6,014,855
Oklahoma— .3%
Oklahoma Water Resources Board, Loan Program Revenue
.87%, 4/1/2004 (Liquidity Facility; Bank of America)	8,000,000	8,000,000
Oregon— .9%
State of Oregon, GO Notes, TAN 2.25%, 11/15/2004	14,000,000	14,128,610
Oregon Housing and Community Services Department, Mortgage Revenue
Single-Family Mortgage Program 1.20%, 1/6/2005	6,840,000	6,840,000

34

Principal
Dreyfus Tax Exempt Cash Management (continued)	Amount ($)	Value ($)

Tax Exempt Investments (continued)

Pennsylvania—15.6%

Allegheny County Industrial Development Authority
Health and Housing Facilities Revenue, Refunding, VRDN
(Longwood at Oakmont Inc.) 1.03% (Insured; Radian Bank
and Liquidity Facility; Fleet National Bank)	6,900,000 a	6,900,000
Chester County Health and Education Facilities Authority
Retirement Community Revenue, VRDN (Kendal-Cosslands
Communities Project) 1% (LOC; Allied Irish Bank)	8,000,000 a	8,000,000
Cumberland County, GO Notes, VRDN 1% (Insured;
AMBAC and Liquidity Facility; Wachovia Bank)	3,175,000 a	3,175,000
Dallas Town Area School District, GO Notes, VRDN
1% (Insured; FGIC and Liquidity Facility; BNP Paribas)	5,000,000 a	5,000,000
Dauphin County General Authority, Revenue, VRDN:
.99% (Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia)	50,225,000 a	50,225,000
School District Pooled Financing Program II .99% (Insured;
AMBAC and Liquidity Facility; Bank of Nova Scotia)	40,200,000 a	40,200,000
Emmaus General Authority, Revenue, VRDN:
.97% (LOC; DEPFA Bank)	33,400,000 a	33,400,000
.99%, Series A (GIC; Goldman Sachs and Co.)	7,000,000 a	7,000,000
.99%, Series D (GIC; Goldman Sachs and Co.)	40,400,000 a	40,400,000
.99%, Series E (GIC; Goldman Sachs and Co.)	20,500,000 a	20,500,000
.99%, Series G (GIC; Goldman Sachs and Co.)	10,000,000 a	10,000,000
Local Government .99% (GIC; Goldman Sachs and Co.)	14,300,000 a	14,300,000
Lancaster County Hospital Authority, Revenue, VRDN
(Luthercare Project) 1.05% (LOC; Allfirst Bank)	14,685,000 a	14,685,000
Lebanon County Health Facilities Authority, VRDN:
Health Center Revenue (United Church of Christ Homes)
1.05% (LOC; Allfirst Bank)	8,620,000 a	8,620,000
Revenue (Cornwall Manor Project) 1.05% (Insured;
Radian Bank and Liquidity Facility; Fleet National Bank)	5,945,000 a	5,945,000
Montgomery County Higher Education and Health Authority
Private Schools Revenue, VRDN
(William Penn Charter) 1% (LOC; PNC Bank)	11,000,000 a	11,000,000
Montgomery County Industrial Development Authority
Revenue, VRDN (Northwestern Human Services)
1.04% (LOC; Commerce Bank)	13,930,000 a	13,930,000
New Garden General Authority, Municipal Revenue
VRDN, Municipal Pooled Financing Program I .99%
(Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia)	10,700,000 a	10,700,000
State of Pennsylvania, GO Notes, VRDN
Merlots Program 1.03% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	5,865,000 a	5,865,000
Philadelphia Hospitals and Higher Education Facilities
Authority, Revenue, Refunding, VRDN
(Philadelphia Protestant Home)
1.10% (LOC; Fleet National Bank)	9,310,000 a	9,310,000
Schuylkill County, GO Notes, VRDN
1% (Insured; AMBAC and LOC; Wachovia Bank)	7,090,000 a	7,090,000

The Funds
35

STATEMENT OF INVESTMENTS (continued)

Principal
Dreyfus Tax Exempt Cash Management (continued)	Amount ($)	Value ($)

Tax Exempt Investments (continued)

Pennsylvania (continued)

Southcentral General Authority, Revenue, VRDN

     1% (Insured; AMBAC and Liquidity Facility; JPMorgan Chase Bank) Temple University of the Commonwealth System of Higher Education, College and University Revenue (University Funding Obligation) 1.20%, 5/4/2004 West Cornwall Township Municipal Authority, VRDN: GO Notes, Refunding (Bethlehem School District Project) .99% (Insured; FSA and Liquidity Facility; Dexia Credit Locale) Revenue, Pennsylvania General Government Loan Program .99% (Insured; FSA and Liquidity Facility; Dexia Credit Locale)

Rhode Island—.2%

Rhode Island Industrial Facilities Corporation, IDR

VRDN (Handy and Harman Electric Project) 1.07% (LOC; Citibank)

South Carolina—1.6%

Greer, Combined Utilities System Revenue, VRDN, Merlots Program 1.03% (Insured; AMBAC and Liquidity Facility; Wachovia Bank) Piedmont Municipal Power Agency, Electric Revenue, VRDN

     Refunding .91% (Insured; MBIA and Liquidity Facility; Credit Suisse) South Carolina Jobs Economic Development Authority, Health Facilities Revenue, Refunding, VRDN (Episcopal Church Home) 1.04% (Insured; Radian Bank and Liquidity Facility; Wachovia Bank) Tobacco Settlement Revenue Management Authority, Tobacco Settlement Revenue, VRDN 1.15% (Liquidity Facility; Merrill Lynch)

Tennessee—3.1%

Blount County Public Building Authority, Revenue VRDN, Local Government Public Improvement: .97%, Series A-6B (Insured; AMBAC and Liquidity Facility; Regions Bank) .97%, Series A-6C (Insured; AMBAC and Liquidity Facility; Regions Bank) .97%, Series A-7A (Insured; AMBAC and Liquidity Facility; Regions Bank) Clarksville Public Building Authority, Revenue, VRDN

     Pooled Financing-Tennessee Municipal Bond Fund 1% (LOC; Bank of America) Metropolitan Government of Nashville and Davidson County Industrial Development Board Revenue, VRDN

     (Nashville Symphony Hall Project) .95% (LOC; Bank of America) Sevier County Public Building Authority, Local Government Public Improvement, Revenue, VRDN: .97% (Insured; AMBAC and Liquidity Facility; KBC Bank) .97% (Insured; AMBAC and Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale) 1% (Insured; AMBAC and Liquidity Facility; JPMorgan Chase Bank) 1% (Insured; FSA and Liquidity Facility; JPMorgan Chase Bank)
36

8,000,000 a	8,000,000
10,500,000	10,500,000
18,000,000 a	18,000,000
15,000,000 a	15,000,000
4,500,000 a	4,500,000
8,330,000 a	8,330,000
12,000,000 a	12,000,000
14,805,000 a	14,805,000
2,645,000 a	2,645,000
5,845,000 a	5,845,000
6,500,000 a	6,500,000
5,000,000 a	5,000,000
9,600,000 a	9,600,000
20,000,000 a	20,000,000
8,755,000 a	8,755,000
8,760,000 a	8,760,000
5,185,000 a	5,185,000
5,890,000 a	5,890,000

Principal
Dreyfus Tax Exempt Cash Management (continued)	Amount ($)	Value ($)

Tax Exempt Investments (continued)

Texas—12.1%

Aldine Independent School District, GO Notes

     1%, 6/15/2004 (Insured; Permanent School Fund Guaranteed and Liquidity Facility; Dexia Credit Locale) Dallas Area Rapid Transit, Transportation Revenue: CP .98%, 7/15/2004 (Liquidity Facility: Bayerische Landesbank, Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co. and WestLB AG) VRDN, Merlots Program 1.03% (Insured: AMBAC and FGIC and Liquidity Facility; Wachovia Bank) Fort Bend County, GO Notes, Refunding Permanent Improvement 2%, 9/1/2004 (Insured; MBIA) City of Garland, GO Notes, TAN 2%, 9/24/2004 Harris County Health Facilities Development Corporation Revenue, VRDN (Methodist Hospital) 1% City of Houston, GO Notes, CP: 1.05%, 2/10/2004 (Liquidity Facility: Bank of Nova Scotia, Landesbank Hessen-Thuringen Girozentrale and Toronto Dominion Bank) .95%, 2/17/2004 (Liquidity Facility: Bank of Nova Scotia, Landesbank Hessen-Thuringen Girozentrale and Toronto Dominion Bank) Houston Higher Education Facility, Higher Education Revenue, CP (Rice University) 1.05%, 2/26/2004 Houston Water and Sewer System, Water and Sewer Revenue, CP

     .99%, 5/26/2004 (Liquidity Facility: Bayerische Landesbank and WestLB AG) City of San Antonio, Water Revenue: CP .98%, 3/10/2004 (Liquidity Facility: Landesbank Baden-Wuerttemberg and WestLB AG) VRDN, Merlots Program 1.03% (Liquidity Facility; Wachovia Bank) State of Texas, Revenue, TRAN 2%, 8/31/2004 Texas Municipal Power Agency, Electric Revenue, CP: .97%, 2/9/2004 (Liquidity Facility: Bayerische Landesbank, JPMorgan Chase Bank and State Street Bank and Trust Co.) 1%, 4/7/2004 (Liquidity Facility: Bayerische Landesbank, JPMorgan Chase Bank and State Street Bank and Trust Co.) University of Texas System Board of Regents, Education Revenue, CP .98%, 3/8/2004

Vermont—.5%

Vermont Educational and Health Buildings Financing Agency VRDN: College and University Revenue, Capital Asset Financing Program 1.06% (LOC; M&T Bank) Revenue (Rutland Regional Medical Project) 1.05%

(Insured; Radian Bank and Liquidity Facility; Fleet National Bank)

15,000,000	15,000,000
20,000,000	20,000,000
24,085,000 a	24,085,000
2,720,000	2,735,992
5,490,000	5,491,984
5,220,000 a	5,220,000
15,000,000	15,000,000
10,000,000	10,000,000
9,100,000	9,100,000
20,000,000	20,000,000
15,000,000	15,000,000
10,000,000 a	10,000,000
97,000,000	97,490,741
10,000,000	10,000,000
30,000,000	30,000,000
4,700,000	4,700,000

6,215,000 a	6,215,000
6,575,000 a	6,575,000

The Funds
37

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Tax Exempt Cash Management (continued)	Amount ($)	Value ($)

Tax Exempt Investments (continued)

Virginia— .7%
Alexandria Industrial Development Authority, Revenue, VRDN
(Institute for Defense Analyses) 1.05% (Insured; AMBAC
and Liquidity Facility; Wachovia Bank)	16,445,000 a	16,445,000
Washington—2.1%
State of Washington, GO Notes, VRDN, Merlots Program:
1.03% (Insured: FGIC and MBIA and Liquidity Facility; Wachovia Bank)	10,000,000 a	10,000,000
1.03% (Insured; MBIA and Liquidity Facility; Wachovia Bank)	5,975,000 a	5,975,000
Washington Health Care Facilities Authority, Revenues, VRDN:
(Provail) 1% (LOC; Key Bank)	6,920,000 a	6,920,000
(Seattle Cancer Care) 1% (LOC; Key Bank)	21,500,000 a	21,500,000
Washington Higher Education Facilities Authority, Revenue
VRDN (St. Martins College Project) 1% (LOC; U..S Bank NA)	7,315,000 a	7,315,000
Wisconsin— .7%
Badger Tobacco Asset Securitization Corporation
Tobacco Settlement Revenue, VRDN 1.10%
(Liquidity Facility: Lloyds TBS Bank and Merrill Lynch)	7,000,000 a	7,000,000
Franklin Community Development Authority, Redevelopment Revenue
VRDN (Indian Community School of Milwaukee) .98% (LOC; Bank One)	11,000,000 a	11,000,000

Total Investments (cost $2,460,192,829)	101.8%	2,460,192,829

Liabilities, Less Cash and Receivables	(1.8%)	(44,621,500)

Net Assets	100.0%	2,415,571,329

See footnotes on page 39. See notes to financial statements.
38

Summary of Abbreviations

AMBAC		American Municipal Bond Assurance Corporation	LOC	Letter of Credit
BAN		Bond Anticipation Notes	LR	Lease Revenue
COP		Certificate of Participation	MBIA	Municipal Bond Investors Assurance
CP		Commercial Paper		Insurance Corporation
EDR		Economic Development Revenue	MFHR	Multi-Family Housing Revenue
FGIC		Financial Guaranty Insurance Company	PCR	Pollution Control Revenue
FHLB		Federal Home Loan Bank	RAN	Revenue Anticipation Notes
FNMA		Federal National Mortgage Association	RAW	Revenue Anticipation Warrants
FSA		Financial Security Assurance	SFMR	Single Family Mortgage Revenue
GIC		Guaranteed Investment Contract	SWDR	Solid Waste Disposal Revenue
GNMA		Government National Mortgage Association	TAN	Tax Anticipation Notes
GO		General Obligation	TRAN	Tax and Revenue Anticipation Notes
HR		Hospital Revenue	VRDN	Variable Rate Demand Notes
IDR		Industrial Development Revenue

Summary of Combined Ratings (Unaudited)
Value (%)

				Dreyfus	Dreyfus	Dreyfus
				Municipal Cash	New York	Tax Exempt
				Management Municipal Cash		Cash
Fitch	or	Moody’s or	Standard & Poor’s Plus Management			Management

F1+, F1		VMIG1, MIG1, P1	SP1+, SP1, A1+, A1	91.5	83.7	88.3
AAA, AA, A c		Aaa, Aa, A c	AAA, AA, A c	6.0	2.3	8.0
Not Rated d		Not Rated d	Not Rated d	2.5	14.0	3.7
				100.0	100.0	100.0

a Securities payable on demand.Variable interest rate—subject to periodic change. b Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date. c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers. d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.
The Funds
39

STATEMENT OF ASSETS AND LIABILITIES (amounts in thousands, except Net Asset Value Per Share) January 31, 2004

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury	Treasury
	Cash	Management	Cash	Prime Cash	Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management

Assets ($):
Investments at value—Note 1(a,b) †	11,448,968	18,878,223	8,321,407 a	1,016,150	4,735,043 a	2,816,235
Cash	—	—	—	—	—	26,940
Receivable for investment securities sold	—	—	—	50,003	—	—
Interest receivable	7,299	24,576	18,204	1,485	12,254	12,599
	11,456,267	18,902,799	8,339,611	1,067,638	4,747,297	2,855,774

Liabilities ($):
Due to The Dreyfus Corporation
and affiliates	2,417	3,874	2,011	313	1,146	756
Cash overdraft due to Custodian	6,159	7,921	1,207	61	2,138	—
Payable for investment
securities purchased	300,000	899,970	113,500	49,891	—	—
Payable for shares of Beneficial
Interest/Common Stock redeemed	45	2,963	8	—	172	—
	308,621	914,728	116,726	50,265	3,456	756

Net Assets ($)	11,147,646	17,988,071	8,222,885	1,017,373	4,743,841	2,855,018

Composition of Net Assets ($):
Paid-in capital	11,147,641	17,988,057	8,223,058	1,017,423	4,743,835	2,855,149
Accumulated net realized gain
(loss) on investments	5	14	(173)	(50)	6	(131)

Net Assets ($)	11,147,646	17,988,071	8,222,885	1,017,373	4,743,841	2,855,018

Net Asset Value Per Share
Institutional Shares
Net Assets ($)	9,506,645	14,249,205	5,409,428	414,725	3,312,434	1,785,091
Shares Outstanding	9,506,675	14,249,290	5,409,589	414,754	3,312,530	1,785,378
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

Investor Shares
Net Assets ($)	1,254,516	1,202,311	1,306,453	242,889	1,288,051	794,479
Shares Outstanding	1,254,503	1,202,273	1,306,462	242,891	1,287,964	794,409
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

Administrative Shares
Net Assets ($)	254,556	1,579,349	899,868	130,304	20,135	97,194
Shares Outstanding	254,546	1,579,326	899,873	130,302	20,134	97,181
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

Participant Shares
Net Assets ($)	131,929	957,206	607,136	229,455	123,221	178,254
Shares Outstanding	131,917	957,168	607,134	229,476	123,207	178,181
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

† Investments at cost ($)	11,448,968	18,878,223	8,321,407	1,016,150	4,735,043	2,816,235

a Amounts include repurchase agreements of $174,200,000 and $1,952,617,000 for Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, respectively.

See Note 1(b).

See notes to financial statements.
40

	Dreyfus	Dreyfus	Dreyfus
	Municipal Cash	New York	Tax Exempt
	Management	Municipal Cash	Cash
	Plus	Management	Management

Assets ($):
Investments at value—Note 1 (a) †	957,673	340,368	2,460,193
Cash	8,497	—	—
Interest receivable	1,682	1,090	6,309
	967,852	341,458	2,466,502

Liabilities ($):
Due to The Dreyfus Corporation
and affiliates	159	64	489
Cash overdraft due to Custodian	—	1,477	2,074
Payable for investment
securities purchased	30,119	1,464	48,357
Payable for shares of Beneficial
Interest redeemed	419	—	11
	30,697	3,005	50,931

Net Assets ($)	937,155	338,453	2,415,571

Composition of Net Assets ($):
Paid-in capital	937,151	338,456	2,415,671
Accumulated net realized gain
(loss) on investments	4	(3)	(100)

Net Assets ($)	937,155	338,453	2,415,571

Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	722,325	307,578	1,934,465
Shares Outstanding	722,441	307,581	1,934,607
Net Asset Value Per Share ($)	1.00	1.00	1.00

Investor Shares
Net Assets ($)	87,718	28,238	122,350
Shares Outstanding	87,701	28,240	122,355
Net Asset Value Per Share ($)	1.00	1.00	1.00

Administrative Shares
Net Assets ($)	108,544	236	312,294
Shares Outstanding	108,528	236	312,267
Net Asset Value Per Share ($)	1.00	1.00	1.00

Participant Shares
Net Assets ($)	18,568	2,401	46,462
Shares Outstanding	18,564	2,401	46,442
Net Asset Value Per Share ($)	1.00	1.00	1.00

† Investments at cost ($)	957,673	340,368	2,460,193

See notes to financial statements.
The Funds
41

STATEMENT OF OPERATIONS (amounts in thousands) Year Ended January 31, 2004

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury	Treasury
	Cash	Management	Cash	Prime Cash	Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management

Investment Income ($):
Interest Income	155,065	300,691	122,931	11,222	55,530	43,953
Expenses:
Management fee—Note 2(a)	26,102	47,283	19,963	1,974	9,862	7,770
Distribution fees—Note 2(b)	4,862	9,991	7,136	1,679	3,247	3,983
Total Expenses	30,964	57,274	27,099	3,653	13,109	11,753
Investment Income—Net	124,101	243,417	95,832	7,569	42,421	32,200

Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	126	8	(184)	10	176	(70)
Net Increase in Net Assets
Resulting from Operations	124,227	243,425	95,648	7,579	42,597	32,130

See notes to financial statements.
42

	Dreyfus	Dreyfus	Dreyfus
	Municipal Cash	New York	Tax Exempt
	Management	Municipal Cash	Cash
	Plus	Management	Management

Investment Income ($):
Interest Income	5,937	4,395	27,309
Expenses:
Management fee—Note 2(a)	1,059	810	5,002
Distribution fees—Note 2(b)	413	79	795
Total Expenses	1,472	889	5,797
Investment Income—Net	4,465	3,506	21,512

Realized and Unrealized Gain (Loss)
on Investments—Note 1(b) ($):
Net realized gain (loss) on investments	33	—	296
Net unrealized appreciation (depreciation) on investments	—	—	(2)
Net Realized and Unrealized Gain (Loss) on Investments	33	—	294
Net Increase in Net Assets Resulting from Operations	4,498	3,506	21,806

See notes to financial statements.
The Funds
43

STATEMENT OF CHANGES IN NET ASSETS (amounts in thousands)

	Dreyfus Cash Management		Dreyfus Cash Management Plus, Inc.

	Year Ended January 31,		Year Ended January 31,
	2004	2003	2004	2003

Operations ($):
Investment income—net	124,101	263,233	243,417	543,639
Net realized gain (loss) on investments	126	48	8	313
Net Increase (Decrease) in Net Assets
Resulting from Operations	124,227	263,281	243,425	543,952

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(107,271)	(228,584)	(203,854)	(477,402)
Investor Shares	(11,560)	(23,699)	(13,501)	(33,154)
Administrative Shares	(4,606)	(8,444)	(19,828)	(21,856)
Participant Shares	(664)	(2,506)	(6,234)	(11,227)
Total Dividends	(124,101)	(263,233)	(243,417)	(543,639)

Beneficial Interest/Capital Stock
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	78,336,931	115,563,270	153,284,495	225,348,588
Investor Shares	9,923,067	10,818,647	9,192,938	11,959,471
Administrative Shares	3,314,323	3,314,021	13,103,920	10,848,954
Participant Shares	534,310	848,390	3,682,130	3,116,145
Dividends reinvested:
Institutional Shares	29,474	72,339	90,249	226,804
Investor Shares	5,746	11,672	11,344	30,972
Administrative Shares	1,974	4,414	19,236	18,859
Participant Shares	549	1,614	5,982	10,791
Cost of shares redeemed:
Institutional Shares	(80,269,427)	(117,485,627)	(163,762,783)	(228,117,170)
Investor Shares	(10,487,814)	(10,303,249)	(10,168,278)	(11,371,269)
Administrative Shares	(3,731,234)	(3,155,439)	(13,574,137)	(9,769,906)
Participant Shares	(520,678)	(933,297)	(3,759,193)	(2,589,670)
Increase (Decrease) in Net Assets from
Beneficial Interest/Capital Stock Transactions	(2,862,779)	(1,243,245)	(11,874,097)	(287,431)
Total Increase (Decrease) In Net Assets	(2,862,653)	(1,243,197)	(11,874,089)	(287,118)

Net Assets ($):
Beginning of Period	14,010,299	15,253,496	29,862,160	30,149,278
End of Period	11,147,646	14,010,299	17,988,071	29,862,160

See notes to financial statements.
44

	Dreyfus Government		Dreyfus Government
	Cash Management		Prime Cash Management

	Year Ended January 31,		Year Ended January 31,
	2004	2003	2004	2003

Operations ($):
Investment income—net	95,832	206,879	7,569	16,694
Net realized gain (loss) on investments	(184)	202	10	(4)
Net Increase (Decrease) in Net Assets
Resulting from Operations	95,648	207,081	7,579	16,690

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(70,823)	(158,450)	(3,150)	(6,056)
Investor Shares	(11,627)	(25,074)	(1,942)	(3,641)
Administrative Shares	(9,675)	(15,754)	(1,369)	(2,366)
Participant Shares	(3,707)	(7,601)	(1,108)	(4,631)
Total Dividends	(95,832)	(206,879)	(7,569)	(16,694)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	59,615,996	71,534,713	1,432,031	1,588,690
Investor Shares	8,644,437	9,449,442	701,314	742,536
Administrative Shares	3,241,925	3,637,223	1,189,582	1,775,196
Participant Shares	1,236,375	1,733,372	1,463,668	1,291,550
Dividends reinvested:
Institutional Shares	30,415	75,364	2,759	4,640
Investor Shares	9,688	21,233	1,634	2,768
Administrative Shares	5,774	8,645	1,265	2,227
Participant Shares	2,658	5,396	894	4,395
Cost of shares redeemed:
Institutional Shares	(62,321,077)	(70,575,247)	(1,305,459)	(1,667,742)
Investor Shares	(8,938,712)	(9,389,898)	(733,095)	(668,582)
Administrative Shares	(3,485,455)	(3,130,999)	(1,276,763)	(1,647,367)
Participant Shares	(1,277,340)	(1,616,680)	(1,560,534)	(1,369,561)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,235,316)	1,752,564	(82,704)	58,750
Total Increase (Decrease) In Net Assets	(3,235,500)	1,752,766	(82,694)	58,746

Net Assets ($):
Beginning of Period	11,458,385	9,705,619	1,100,067	1,041,321
End of Period	8,222,885	11,458,385	1,017,373	1,100,067

See notes to financial statements.
The Funds
45

STATEMENT OF CHANGES IN NET ASSETS (continued) (amounts in thousands)

	Dreyfus Treasury Cash Management		Dreyfus Treasury Prime Cash Management

	Year Ended January 31,		Year Ended January 31,
	2004	2003	2004	2003

Operations ($):
Investment income—net	42,421	74,317	32,200	75,286
Net realized gain (loss) on investments	176	150	(70)	151
Net Increase (Decrease) in Net Assets
Resulting from Operations	42,597	74,467	32,130	75,437

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(34,177)	(55,337)	(22,244)	(49,392)
Investor Shares	(7,554)	(15,785)	(7,739)	(18,831)
Administrative Shares	(176)	(1,925)	(826)	(1,861)
Participant Shares	(514)	(1,270)	(1,391)	(5,202)
Total Dividends	(42,421)	(74,317)	(32,200)	(75,286)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	29,210,397	29,856,546	8,112,636	12,582,861
Investor Shares	7,867,829	7,681,626	3,698,184	5,120,020
Administrative Shares	363,162	1,111,395	149,427	458,064
Participant Shares	466,922	296,098	1,047,411	1,373,883
Dividends reinvested:
Institutional Shares	8,026	9,733	8,754	20,803
Investor Shares	2,507	5,333	4,674	13,967
Administrative Shares	169	1,784	640	1,808
Participant Shares	248	422	760	1,996
Cost of shares redeemed:
Institutional Shares	(29,303,464)	(29,256,376)	(9,627,602)	(12,643,738)
Investor Shares	(7,581,338)	(7,722,910)	(4,169,379)	(5,173,196)
Administrative Shares	(366,641)	(1,216,251)	(257,719)	(316,543)
Participant Shares	(396,072)	(365,064)	(1,190,857)	(1,577,244)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	271,745	402,336	(2,223,071)	(137,319)
Total Increase (Decrease) In Net Assets	271,921	402,486	(2,223,141)	(137,168)

Net Assets ($):
Beginning of Period	4,471,920	4,069,434	5,078,159	5,215,327
End of Period	4,743,841	4,471,920	2,855,018	5,078,159

See notes to financial statements.
46

	Dreyfus Municipal Cash		Dreyfus New York Municipal		Dreyfus Tax Exempt
	Management Plus		Cash Management		Cash Management

	Year Ended January 31,		Year Ended January 31,		Year Ended January 31,
	2004	2003	2004	2003	2004	2003

Operations ($):
Investment income—net	4,465	4,987	3,506	6,081	21,512	31,325
Net realized gain (loss) on investments	33	26	—	—	296	118
Net unrealized appreciation
(depreciation) on investments	—	—	—	—	(2)	2
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,498	5,013	3,506	6,081	21,806	31,445

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(2,806)	(3,077)	(3,298)	(5,826)	(18,304)	(27,269)
Investor Shares	(605)	(984)	(164)	(195)	(828)	(1,714)
Administrative Shares	(963)	(790)	(30)	(51)	(2,125)	(1,086)
Participant Shares	(91)	(136)	(14)	(9)	(255)	(1,256)
Total Dividends	(4,465)	(4,987)	(3,506)	(6,081)	(21,512)	(31,325)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	2,179,247	1,417,114	806,445	991,623	10,440,958	11,723,375
Investor Shares	439,916	451,037	69,837	20,039	529,666	754,771
Administrative Shares	358,021	259,489	61,500	63,311	609,186	406,460
Participant Shares	69,337	15,834	4,673	2,888	280,737	436,904
Dividends reinvested:
Institutional Shares	2,217	2,419	874	1,580	8,428	11,288
Investor Shares	518	800	164	195	371	749
Administrative Shares	948	787	28	51	1,558	1,066
Participant Shares	90	136	14	9	68	39
Cost of shares redeemed:
Institutional Shares	(1,682,956)	(1,320,808)	(916,524)	(1,164,624)	(10,588,396)	(11,541,102)
Investor Shares	(444,983)	(422,450)	(62,579)	(16,439)	(527,153)	(830,704)
Administrative Shares	(360,562)	(221,310)	(67,614)	(60,470)	(483,410)	(229,562)
Participant Shares	(66,980)	(15,357)	(4,248)	(1,240)	(373,341)	(449,093)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	494,813	167,691	(107,430)	(163,077)	(101,328)	284,191
Total Increase (Decrease) In Net Assets	494,846	167,717	(107,430)	(163,077)	(101,034)	284,311

Net Assets ($):
Beginning of Period	442,309	274,592	445,883	608,960	2,516,605	2,232,294
End of Period	937,155	442,309	338,453	445,883	2,415,571	2,516,605

See notes to financial statements.
The Funds
47

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment Investment		End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%) Net Assets		Net Assets	($ x1,000,000)

Dreyfus Cash Management
Institutional Shares
Year Ended January 31,
2004	1.00	.010	( .010)	1.00	.99	.20	.99	9,507
2003	1.00	.016	( .016)	1.00	1.66	.20	1.65	11,410
2002	1.00	.037	( .037)	1.00	3.77	.20	3.64	13,260
2001	1.00	.063	( .063)	1.00	6.46	.20	6.24	9,125
2000	1.00	.051	( .051)	1.00	5.19	.20	5.12	9,015
Investor Shares
Year Ended January 31,
2004	1.00	.007	( .007)	1.00	.74	.45	.74	1,254
2003	1.00	.014	( .014)	1.00	1.41	.45	1.40	1,814
2002	1.00	.035	( .035)	1.00	3.51	.45	3.39	1,286
2001	1.00	.060	( .060)	1.00	6.19	.45	5.99	967
2000	1.00	.048	( .048)	1.00	4.93	.45	4.88	678
Administrative Shares
Year Ended January 31,
2004	1.00	.009	( .009)	1.00	.89	.30	.89	255
2003	1.00	.015	( .015)	1.00	1.56	.30	1.55	669
2002	1.00	.036	( .036)	1.00	3.67	.30	3.54	506
2001	1.00	.062	( .062)	1.00	6.35	.30	6.14	126
2000	1.00	.050	( .050)	1.00	5.08	.30	5.02	173
Participant Shares
Year Ended January 31,
2004	1.00	.006	( .006)	1.00	.59	.60	.59	132
2003	1.00	.012	( .012)	1.00	1.26	.60	1.25	118
2002	1.00	.033	( .033)	1.00	3.36	.60	3.24	201
2001	1.00	.059	( .059)	1.00	6.04	.60	5.84	202
2000	1.00	.047	( .047)	1.00	4.77	.60	4.72	216

See notes to financial statements.
48

		Per Share Data ($)				Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment Investment		End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%) Net Assets		Net Assets	($ x1,000,000)

Dreyfus Cash Management Plus, Inc.
Institutional Shares
Year Ended January 31,
2004	1.00	.011	( .011)	1.00	1.06	.20	1.07	14,249
2003	1.00	.018	( .018)	1.00	1.78	.20	1.78	24,637
2002	1.00	.038	( .038)	1.00	3.91	.20	3.54	27,179
2001	1.00	.063	( .063)	1.00	6.49	.20	6.33	10,352
2000	1.00	.051	( .051)	1.00	5.22	.20	5.08	6,524
Investor Shares
Year Ended January 31,
2004	1.00	.008	( .008)	1.00	.81	.45	.82	1,203
2003	1.00	.015	( .015)	1.00	1.53	.45	1.53	2,166
2002	1.00	.036	( .036)	1.00	3.66	.45	3.29	1,547
2001	1.00	.061	( .061)	1.00	6.23	.45	6.08	749
2000	1.00	.048	( .048)	1.00	4.95	.45	4.84	697
Administrative Shares
Year Ended January 31,
2004	1.00	.010	( .010)	1.00	.96	.30	.97	1,579
2003	1.00	.017	( .017)	1.00	1.68	.30	1.68	2,030
2002	1.00	.037	( .037)	1.00	3.81	.30	3.44	932
2001	1.00	.062	( .062)	1.00	6.39	.30	6.23	39
2000	1.00	.050	( .050)	1.00	5.12	.30	4.99	30
Participant Shares
Year Ended January 31,
2004	1.00	.007	( .007)	1.00	.65	.60	.67	957
2003	1.00	.014	( .014)	1.00	1.38	.60	1.38	1,028
2002	1.00	.034	( .034)	1.00	3.50	.60	3.14	491
2001	1.00	.059	( .059)	1.00	6.07	.60	5.93	430
2000	1.00	.047	( .047)	1.00	4.80	.60	4.70	186

See notes to financial statements.
The Funds
49

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment Investment		End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%) Net Assets		Net Assets	($ x1,000,000)

Dreyfus Goverment Cash Management
Institutional Shares
Year Ended January 31,
2004	1.00	.010	( .010)	1.00	1.03	.20	1.03	5,409
2003	1.00	.017	( .017)	1.00	1.75	.20	1.74	8,084
2002	1.00	.037	( .037)	1.00	3.81	.20	3.55	7,049
2001	1.00	.061	( .061)	1.00	6.28	.20	6.08	4,064
2000	1.00	.049	( .049)	1.00	5.00	.20	4.88	3,573
Investor Shares
Year Ended January 31,
2004	1.00	.008	( .008)	1.00	.78	.45	.78	1,307
2003	1.00	.015	( .015)	1.00	1.50	.45	1.49	1,591
2002	1.00	.035	( .035)	1.00	3.55	.45	3.30	1,510
2001	1.00	.059	( .059)	1.00	6.01	.45	5.83	643
2000	1.00	.046	( .046)	1.00	4.74	.45	4.62	504
Administrative Shares
Year Ended January 31,
2004	1.00	.009	( .009)	1.00	.93	.30	.93	900
2003	1.00	.016	( .016)	1.00	1.65	.30	1.64	1,138
2002	1.00	.036	( .036)	1.00	3.71	.30	3.45	623
2001	1.00	.060	( .060)	1.00	6.17	.30	5.98	70
2000	1.00	.048	( .048)	1.00	4.89	.30	4.78	19
Participant Shares
Year Ended January 31,
2004	1.00	.006	( .006)	1.00	.62	.60	.63	607
2003	1.00	.013	( .013)	1.00	1.35	.60	1.34	645
2002	1.00	.033	( .033)	1.00	3.40	.60	3.15	523
2001	1.00	.057	( .057)	1.00	5.85	.60	5.68	49
2000	1.00	.045	( .045)	1.00	4.58	.60	4.48	43

See notes to financial statements.
50

		Per Share Data ($)				Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment Investment		End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%) Net Assets		Net Assets	($ x1,000,000)

Dreyfus Government Prime Cash Management
Institutional Shares
Year Ended January 31,
2004	1.00	.009	( .009)	1.00	.94	.20	.91	415
2003	1.00	.016	( .016)	1.00	1.61	.20	1.60	285
2002	1.00	.035	( .035)	1.00	3.56	.20	3.39	360
2001	1.00	.061	( .061)	1.00	6.27	.20	5.99	288
2000	1.00	.049	( .049)	1.00	5.04	.20	4.98	397
Investor Shares
Year Ended January 31,
2004	1.00	.007	( .007)	1.00	.69	.45	.66	243
2003	1.00	.014	( .014)	1.00	1.36	.45	1.35	273
2002	1.00	.033	( .033)	1.00	3.31	.45	3.14	196
2001	1.00	.058	( .058)	1.00	6.00	.45	5.74	65
2000	1.00	.047	( .047)	1.00	4.78	.45	4.73	39
Administrative Shares
Year Ended January 31,
2004	1.00	.008	( .008)	1.00	.84	.30	.81	130
2003	1.00	.015	( .015)	1.00	1.51	.30	1.50	216
2002	1.00	.034	( .034)	1.00	3.46	.30	3.29	86
2001	1.00	.060	( .060)	1.00	6.16	.30	5.89	6
2000	1.00	.048	( .048)	1.00	4.95	.30	4.88	1
Participant Shares
Year Ended January 31,
2004	1.00	.005	( .005)	1.00	.54	.60	.51	229
2003	1.00	.012	( .012)	1.00	1.21	.60	1.20	325
2002	1.00	.031	( .031)	1.00	3.15	.60	2.99	399
2001	1.00	.057	( .057)	1.00	5.84	.60	5.59	320
2000	1.00	.045	( .045)	1.00	4.63	.60	4.58	196

See notes to financial statements.
The Funds
51

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment Investment		End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%) Net Assets		Net Assets	($ x1,000,000)

Dreyfus Treasury Cash Management
Institutional Shares
Year Ended January 31,
2004	1.00	.009	( .009)	1.00	.93	.20	.93	3,312
2003	1.00	.016	( .016)	1.00	1.59	.20	1.57	3,397
2002	1.00	.036	( .036)	1.00	3.62	.20	3.42	2,787
2001	1.00	.060	( .060)	1.00	6.12	.20	5.93	2,138
2000	1.00	.048	( .048)	1.00	4.88	.20	4.76	1,879
Investor Shares
Year Ended January 31,
2004	1.00	.007	( .007)	1.00	.68	.45	.68	1,288
2003	1.00	.013	( .013)	1.00	1.34	.45	1.32	999
2002	1.00	.033	( .033)	1.00	3.36	.45	3.17	1,035
2001	1.00	.057	( .057)	1.00	5.86	.45	5.68	671
2000	1.00	.045	( .045)	1.00	4.62	.45	4.53	472
Administrative Shares
Year Ended January 31,
2004	1.00	.008	( .008)	1.00	.83	.30	.83	20
2003	1.00	.015	( .015)	1.00	1.49	.30	1.47	23
2002	1.00	.035	( .035)	1.00	3.52	.30	3.32	127
2001	1.00	.059	( .059)	1.00	6.02	.30	5.83	22
2000	1.00	.047	( .047)	1.00	4.78	.30	4.66	23
Participant Shares
Year Ended January 31,
2004	1.00	.005	( .005)	1.00	.52	.60	.53	123
2003	1.00	.012	( .012)	1.00	1.19	.60	1.17	52
2002	1.00	.032	( .032)	1.00	3.21	.60	3.02	121
2001	1.00	.056	( .056)	1.00	5.70	.60	5.53	119
2000	1.00	.044	( .044)	1.00	4.46	.60	4.36	33

See notes to financial statements.
52

		Per Share Data ($)				Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment Investment		End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%) Net Assets		Net Assets	($ x1,000,000)

Dreyfus Treasury Prime Cash Management
Institutional Shares
Year Ended January 31,
2004	1.00	.009	( .009)	1.00	.92	.20	.93	1,785
2003	1.00	.016	( .016)	1.00	1.58	.20	1.56	3,291
2002	1.00	.036	( .036)	1.00	3.68	.20	3.40	3,331
2001	1.00	.058	( .058)	1.00	5.94	.20	5.74	1,936
2000	1.00	.046	( .046)	1.00	4.72	.20	4.61	2,227
Investor Shares
Year Ended January 31,
2004	1.00	.007	( .007)	1.00	.67	.45	.68	794
2003	1.00	.013	( .013)	1.00	1.32	.45	1.31	1,261
2002	1.00	.034	( .034)	1.00	3.42	.45	3.15	1,300
2001	1.00	.055	( .055)	1.00	5.68	.45	5.49	502
2000	1.00	.044	( .044)	1.00	4.46	.45	4.36	412
Administrative Shares
Year Ended January 31,
2004	1.00	.008	( .008)	1.00	.82	.30	.83	97
2003	1.00	.015	( .015)	1.00	1.48	.30	1.46	205
2002	1.00	.035	( .035)	1.00	3.57	.30	3.30	62
2001	1.00	.057	( .057)	1.00	5.84	.30	5.64	10
2000	1.00	.045	( .045)	1.00	4.62	.30	4.51	19
Participant Shares
Year Ended January 31,
2004	1.00	.005	( .005)	1.00	.52	.60	.53	179
2003	1.00	.012	( .012)	1.00	1.18	.60	1.16	321
2002	1.00	.032	( .032)	1.00	3.26	.60	3.00	522
2001	1.00	.054	( .054)	1.00	5.52	.60	5.34	609
2000	1.00	.042	( .042)	1.00	4.31	.60	4.23	138

See notes to financial statements.
The Funds
53

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment Investment		End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%) Net Assets		Net Assets	($ x1,000,000)

Dreyfus Municipal Cash Management Plus
Institutional Shares
Year Ended January 31,
2004	1.00	.009	( .009)	1.00	.93	.20	.92	722
2003	1.00	.013	( .013)	1.00	1.33	.20	1.31	224
2002	1.00	.026	( .026)	1.00	2.59	.20	2.52	125
2001	1.00	.039	( .039)	1.00	4.01	.20	3.94	133
2000	1.00	.031	( .031)	1.00	3.18	.20	3.12	129
Investor Shares
Year Ended January 31,
2004	1.00	.007	( .007)	1.00	.68	.45	.67	88
2003	1.00	.011	( .011)	1.00	1.08	.45	1.06	92
2002	1.00	.023	( .023)	1.00	2.34	.45	2.27	63
2001	1.00	.037	( .037)	1.00	3.75	.45	3.69	45
2000	1.00	.029	( .029)	1.00	2.93	.45	2.86	49
Administrative Shares
Year Ended January 31,
2004	1.00	.008	( .008)	1.00	.83	.30	.82	108
2003	1.00	.012	( .012)	1.00	1.23	.30	1.21	110
2002	1.00	.025	( .025)	1.00	2.48	.30	2.42	71
2001	1.00	.038	( .038)	1.00	3.91	.30	3.84	— a
2000	1.00	.030	( .030)	1.00	3.08	.30	3.02	— a
Participant Shares
Year Ended January 31,
2004	1.00	.005	( .005)	1.00	.52	.60	.52	19
2003	1.00	.009	( .009)	1.00	.93	.60	.91	16
2002	1.00	.022	( .022)	1.00	2.18	.60	2.12	16
2001	1.00	.035	( .035)	1.00	3.60	.60	3.54	14
2000	1.00	.027	( .027)	1.00	2.77	.60	2.72	— a

a Amount represents less than $1 million. See notes to financial statements.
54

		Per Share Data ($)				Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment Investment		End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%) Net Assets		Net Assets	($ x1,000,000)

Dreyfus New York Municipal Cash Management
Institutional Shares
Year Ended January 31,
2004	1.00	.009	( .009)	1.00	.88	.20	.89	308
2003	1.00	.013	( .013)	1.00	1.26	.20	1.25	417
2002	1.00	.024	( .024)	1.00	2.41	.20	2.24	588
2001	1.00	.038	( .038)	1.00	3.87	.20	3.80	330
2000	1.00	.030	( .030)	1.00	3.03	.20	2.98	265
Investor Shares
Year Ended January 31,
2004	1.00	.006	( .006)	1.00	.63	.45	.64	28
2003	1.00	.010	( .010)	1.00	1.01	.45	1.00	21
2002	1.00	.021	( .021)	1.00	2.15	.45	1.99	17
2001	1.00	.036	( .036)	1.00	3.61	.45	3.55	12
2000	1.00	.027	( .027)	1.00	2.77	.45	2.73	11
Administrative Shares
Year Ended January 31,
2004	1.00	.008	( .008)	1.00	.79	.30	.79	— a
2003	1.00	.011	( .011)	1.00	1.15	.30	1.15	6
2002	1.00	.023	( .023)	1.00	2.30	.30	2.14	3
2001	1.00	.037	( .037)	1.00	3.77	.30	3.70	— a
2000	1.00	.029	( .029)	1.00	2.93	.30	2.88	— a
Participant Shares
Year Ended January 31,
2004	1.00	.005	( .005)	1.00	.48	.60	.49	2
2003	1.00	.009	( .009)	1.00	.86	.60	.85	2
2002	1.00	.020	( .020)	1.00	2.04	.60	1.84	— a
2001	1.00	.034	( .034)	1.00	3.46	.60	3.40	1
2000	1.00	.026	( .026)	1.00	2.62	.60	2.58	— a

a Amount represents less than $1 million. See notes to financial statements.
The Funds
55

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment Investment		End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%) Net Assets		Net Assets	($ x1,000,000)

Dreyfus Tax Exempt Cash Management
Institutional Shares
Year Ended January 31,
2004	1.00	.009	( .009)	1.00	.90	.20	.89	1,934
2003	1.00	.013	( .013)	1.00	1.29	.20	1.28	2,073
2002	1.00	.025	( .025)	1.00	2.50	.20	2.40	1,880
2001	1.00	.039	( .039)	1.00	3.95	.20	3.85	1,538
2000	1.00	.031	( .031)	1.00	3.11	.20	3.05	1,059
Investor Shares
Year Ended January 31,
2004	1.00	.006	( .006)	1.00	.65	.45	.64	122
2003	1.00	.010	( .010)	1.00	1.04	.45	1.03	119
2002	1.00	.022	( .022)	1.00	2.25	.45	2.15	195
2001	1.00	.036	( .036)	1.00	3.69	.45	3.60	154
2000	1.00	.028	( .028)	1.00	2.86	.45	2.80	223
Administrative Shares
Year Ended January 31,
2004	1.00	.008	( .008)	1.00	.80	.30	.79	312
2003	1.00	.012	( .012)	1.00	1.19	.30	1.18	185
2002	1.00	.024	( .024)	1.00	2.40	.30	2.30	7
2001	1.00	.038	( .038)	1.00	3.85	.30	3.75	— a
2000	1.00	.030	( .030)	1.00	3.00	.30	2.95	2
Participant Shares
Year Ended January 31,
2004	1.00	.005	( .005)	1.00	.50	.60	.49	46
2003	1.00	.009	( .009)	1.00	.89	.60	.88	139
2002	1.00	.021	( .021)	1.00	2.10	.60	2.00	151
2001	1.00	.035	( .035)	1.00	3.54	.60	3.45	168
2000	1.00	.027	( .027)	1.00	2.70	.60	2.65	131

a Amount represents less than $1 million. See notes to financial statements.
56

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management, (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund, other than Dreyfus New York Municipal Cash Management,is a diversified series. Dreyfus New York Municipal Cash Management is a non-diversified series. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) which currently offers two series. Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only,which is exempt from federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from federal, New York state and New York city personal income taxes. The Dreyfus Corporation (the “Manager”) serves as each fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold to the public without a sales charge. Each fund offers the following classes of shares: Institutional Shares, Investor Shares,Administrative Shares and Participant Shares. Investor Shares, Administrative Shares and Participant Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act.Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.Income expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Each fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the funds’ Board members to represent the fair value of each fund’s investments.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis.Cost of investments represents amortized cost.Under the terms of the custody agreement, each fund receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income. Table 1 summarizes net earnings credits received for the following funds during the period ended January 31,2004.

Table 1.

Dreyfus Cash Management	$23,656
Dreyfus Municipal Cash
Management Plus	54,649
Dreyfus New York Municipal
Cash Management	47,783
Dreyfus Tax Exempt
Cash Management	148,704

Dreyfus New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the
The Funds
57

NOTES TO FINANCIAL STATEMENTS (continued)

ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager,subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: With regards to the Company, expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated between them.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gain.

(e) Federal income taxes: It is the policy of each fund (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management) to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income sufficient to relieve it from substantially all federal income and excise taxes.

At January 31, 2004, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Table 2 summarizes each fund’s accumulated capital loss carryover available to be applied against future net securities profits, if any, realized subsequent to January 31, 2004.

Table 2.

		Expiring in fiscal:			($ x 1,000)
	2005 †	2006 †	2007 †	2008 †	2009 †	2010 †	2011 †	2012 †	Total
Dreyfus Cash Management	—	—	—	—	—	—	—	—	—
Dreyfus Cash Management Plus, Inc.	—	—	—	—	—	—	—	—	—
Dreyfus Government Cash Management	—	—	—	—	—	—	—	173	173
Dreyfus Government Prime Cash Management	—	—	—	10	39	—	4	—	53
Dreyfus Treasury Cash Management	—	—	—	—	—	—	—	—	—
Dreyfus Treasury Prime Cash Management	—	—	—	—	61	—	—	70	131
Dreyfus Municipal Cash Management Plus	—	—	—	—	—	—	—	—	—
Dreyfus New York Municipal Cash Management	3	—	—	—	—	—	—	—	3
Dreyfus Tax Exempt Cash Management	—	—	—	100	—	—	—	—	100

† If not applied, the carryovers expire in the above years.
58

The tax character of each fund’s distributions paid to shareholders (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management) during the fiscal periods ended January 31, 2004 and January 31, 2003, respectively, were all ordinary income.

The tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management during the fiscal periods ended January 31, 2004 and January 31,2003,respectively,were all tax exempt income.

At January 31,2004,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

(e) Indemnification: The fund enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20 of 1% of the value of such fund’s average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund’s investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund’s Investor Shares, Administrative Shares and Participant Shares, Rule 12b-1 Service Plan expenses.

(b) Under each fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Investor Shares, Administrative Shares and Participant Shares, each fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .25, .10 and .40 of 1% of the value of the average daily net assets of Investor Shares, Administrative Shares and Participant Shares, respectively.The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of a fund’s, Investor Shares, Administrative Shares and Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under each Plan are payable without regard to actual expenses incurred. Table 3 summarizes the amount each fund was charged pursuant to the Plan during the period ended January 31, 2004.

Table 3.

	Investor	Administrative	Participant
	Shares ($)	Shares ($)	Shares ($)

Dreyfus Cash Management	3,891,320	511,838	458,403
Dreyfus Cash Management Plus, Inc.	4,156,703	2,069,221	3,765,190
Dreyfus Government Cash Management	3,704,081	1,042,091	2,390,433
Dreyfus Government Prime Cash Management	699,018	156,901	823,002
Dreyfus Treasury Cash Management	2,800,079	21,203	425,452
Dreyfus Treasury Prime Cash Management	2,850,057	95,029	1,037,810
Dreyfus Municipal Cash Management Plus	224,311	116,906	71,220
Dreyfus New York Municipal Cash Management	64,025	3,664	11,575
Dreyfus Tax Exempt Cash Management	324,869	268,916	201,013

The Funds
59

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each fund (except for Dreyfus New York Municipal Cash Management) pays its Board members an annual fee of $3,000 and an attendance fee of $500 per meeting. Dreyfus New York Municipal Cash Management pays its Board members an annual fee of $1,000 and an attendance fee of $500 per meeting. These amounts are borne by the Manager as to each fund pursuant to the undertakings in effect. See Note 2(a).

NOTE 3—Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 90 billion shares of $.001 par value Common Stock.
NOTE 4—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus Funds,
60

alleging that the Investment Advisers improperly used assets of the Dreyfus Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus Funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the funds believe that any of the pending actions will have a material adverse affect on the funds or Dreyfus’ ability to perform its contract with the funds.

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Trustees/Directors

Dreyfus Cash Management

Dreyfus Cash Management Plus, Inc. Dreyfus Government Cash Management Dreyfus Government Prime Cash Management Dreyfus Treasury Cash Management Dreyfus Treasury Prime Cash Management Dreyfus Municipal Cash Management Plus Dreyfus New York Municipal Cash Management Dreyfus Tax Exempt Cash Management

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management (the “Funds”) as of January 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2004 by correspondence with the custodian and others.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above at January 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.
New York, New York March 12, 2004

The Funds
61

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus and Dreyfus New York Municipal Cash Management hereby makes the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2004:
62
—	all the dividends paid from investment income-net are “exempt-interest dividends” (not generally subject to regular federal income taxes) .
—	for individuals who are residents of New York, “exempt-interest dividends” paid by Dreyfus New York Municipal Cash Management are also not sub- ject to New York state and New York city personal income tax.

For state individual income tax purposes Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management hereby designate the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2004 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, California and the District of Columbia:

Dreyfus Government Cash Management	52.10%
Dreyfus Government Prime
Cash Management	100%
Dreyfus Treasury Cash Management	39.97%
Dreyfus Treasury Prime Cash Management	100%

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (60) Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee

Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

No. of Portfolios for which Board Member Serves: 186
———————
David W. Burke (67) Board Member (1994)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee.

Other Board Memberships and Affiliations:
  John F. Kennedy Library Foundation, Director
  U.S..S Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 83
———————
Isabel Dunst (56) Board Member (1991)

Principal Occupation During Past 5 Years:

• Partner, Hogan & Hartson

Other Board Memberships and Affiliations:
  Union of American Hebrew Congregations, a religious organization,Trustee

No. of Portfolios for which Board Member Serves: 9
Lyle E. Gramley (77) Board Member (1986)

Principal Occupation During Past 5 Years:

• Consulting economist

Other Board Memberships and Affiliations:

• IndyMac Bank, Inc., Director

No. of Portfolios for which Board Member Serves: 9
———————
Warren B. Rudman (73) Board Member (1993)

Principal Occupation During Past 5 Years:
  Of Counsel to (from January 1993 to December 31, 2002, Partner in) the law firm Paul,Weiss, Rifkind,Wharton & Garrison

Other Board Memberships and Affiliations:
  Collins & Aikman Corporation, Director
  Allied Waste Corporation, Director
  Chubb Corporation, Director
  Raytheon Company, Director
  Boston Scientific, Director

No. of Portfolios for which Board Member Serves: 20
———————

Once elected all Board Members serve for an indefinite term.Additional information about the Board Members, including their address is available in the funds’ Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
The Funds
63

OFFICERS OF THE FUNDS (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 96 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a Director of the Manager, and an officer of 96 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

CHARLES CARDONA, Executive Vice President since November 2001.

Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 investment companies (comprised of 16 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 97 investment companies (comprised of 202 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

JOHN B. HAMMALIAN, Secretary since March 2000.
64

Associate General Counsel of the Manager, and an officer of 37 investment companies (comprised of 46 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since February 1991.

STEVEN F. NEWMAN, Assistant Secretary since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 97 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 94 investment companies (comprised of 195 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 97 investment companies (comprised of 202 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 37 investment companies (comprised of 79 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 97 investment companies (comprised of 202 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 92 investment companies (comprised of 197 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

© 2004 Dreyfus Service Corporation

For More Information
Dreyfus Cash Management Funds 200 Park Avenue New York, NY 10166
Manager
The Dreyfus Corporation 200 Park Avenue New York, NY 10166
Custodian
The Bank of New York 100 Church Street New York, NY 10286
Transfer Agent & Dividend Disbursing Agent
Dreyfus Transfer, Inc. 200 Park Avenue New York, NY 10166
Distributor
Dreyfus Service Corporation 200 Park Avenue New York, NY 10166
To obtain information:
By telephone Call your Dreyfus Institutional Services Division representative or 1-800-346-3621
By E-mail Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.
By mail Write to: Dreyfus Institutional Services Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

CMGTAR0104

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $29,700 in 2003 and $31,185 in 2004.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0.00 in 2003 and $0.00 in 2004.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $15,000 in 2003 and $288,500 in 2004.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,007 in 2003 and $2,817 in 2004. [These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various

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financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.]

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0.00 in 2003 and $0.00 in 2004.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were less than $0.00 in 2003 and $600 in 2004. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) and (c) of this Item, which required pre-approval by the Audit Committee were $0.00 in 2003 and $0.00 in 2004.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $471,337 in 2003 and $521,764 in 2004.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date

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of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CASH MANAGEMENT PLUS, INC.

By:	/s/Stephen E. Canter

Stephen E. Canter
President

Date:	March 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	March 25, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	March 25, 2004

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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Exhibit (a)(1)

     THE DREYFUS FAMILY OF FUNDS CODE OF ETHICS FOR PRINCIPAL EXECUTIVE

AND SENIOR FINANCIAL OFFICERS

1. Covered Officers/Purpose of the Code

     This code of ethics (the "Code") for the investment companies within the complex (each, a "Fund") applies to each Fund's Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer or Controller, or other persons performing similar functions, each of whom is listed on Exhibit A (the "Covered Officers"), for the purpose of promoting:

  honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
  full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission (the "SEC") and in other public communications made by the Fund;
  compliance with applicable laws and governmental rules and regulations;
  the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and
  accountability for adherence to the Code.
  Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

2. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

     Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" of the Fund. The compliance programs and procedures of the Fund and the Fund's investment adviser (the "Adviser") are designed to prevent, or identify and correct, violations of these provisions. The Code does not, and is not intended to, repeat or replace these programs and procedures, and the circumstances they cover fall outside of the parameters of the Code.

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     Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Fund and the Adviser of which the Covered Officers are also officers or employees. As a result, the Code recognizes that the Covered Officers, in the ordinary course of their duties (whether formally for the Fund or for the Adviser, or for both), will be involved in establishing policies and implementing decisions that will have different effects on the Adviser and the Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the Adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund and, if addressed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, will be deemed to have been handled ethically. In addition, it is recognized by the Fund's Board that the Covered Officers also may be officers or employees of one or more other investment companies covered by this or other codes of ethics.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. Covered Officers should keep in mind that the Code cannot enumerate every possible scenario. The overarching principle of the Code is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

Each Covered Officer must:

  not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally to the detriment of the Fund;
  not cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; and
  not retaliate against any employee or Covered Officer for reports of potential violations that are made in good faith.

3. Disclosure and Compliance

  Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Fund within his area of responsibility;
  each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Board members and auditors, and to governmental regulators and self-regulatory organizations; and
  each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Fund and the Adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Fund files with, or submits to, the SEC and in other public communications made by the Fund; and
  it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

4. Reporting and Accountability Each Covered Officer must:

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  upon adoption of the Code (or thereafter, as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;
  annually thereafter affirm to the Board that he has complied with the requirements of the Code; and
  notify the Adviser's General Counsel (the "General Counsel") promptly if he knows of any violation of the Code. Failure to do so is itself a violation of the Code.

     The General Counsel is responsible for applying the Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. However, waivers sought by any Covered Officer will be considered by the Fund's Board.

The Fund will follow these procedures in investigating and enforcing the Code:

  the General Counsel will take all appropriate action to investigate any potential violations reported to him;
  if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;
  any matter that the General Counsel believes is a violation will be reported to the Board;
  if the Board concurs that a violation has occurred, it will consider appropriate action, which may include: review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Adviser or its board; or dismissal of the Covered Officer;
  the Board will be responsible for granting waivers, as appropriate; and
  any waivers of or amendments to the Code, to the extent required, will be disclosed as provided by SEC rules.

5. Other Policies and Procedures

     The Code shall be the sole code of ethics adopted by the Fund for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. The Fund's, its principal underwriter's and the Adviser's codes of ethics under Rule 17j-1 under the Investment Company Act and the Adviser's additional policies and procedures, including its Code of Conduct, are separate requirements applying to the Covered Officers and others, and are not part of the Code.

6. Amendments

     The Code may not be amended except in written form which is specifically approved or ratified by a majority vote of the Fund's Board, including a majority of independent Board members.

7. Confidentiality

     All reports and records prepared or maintained pursuant to the Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or the Code, such

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matters shall not be disclosed to anyone other than the appropriate Funds and their counsel, the appropriate Boards (or Committees) and their counsel and the Adviser.

8. Internal Use

     The Code is intended solely for the internal use by the Fund and does not constitute an admission, by or on behalf of the Fund, as to any fact, circumstance, or legal conclusion.

Dated as of: July 1, 2003

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Exhibit A

Persons Covered by the Code of Ethics

Stephen E. Canter	President		(Principal Executive Officer)

(Principal Financial and
James Windels	Treasurer		Accounting Officer)

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